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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09721

Fixed Income SHares
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—57.7%
Aerospace—0.1%
$2,100	Embraer Overseas Ltd., 6.375%, 1/24/17	Baa3/BBB-	$2,008,125

Airlines—2.4%
	Continental Airlines, Inc.,
2,100	6.503%, 12/15/12	Baa2/BBB+	1,890,000
900	7.918%, 11/1/11	Baa2/BBB+	860,220
480	JetBlue Airways Corp., 5.776%, 5/15/10, FRN	B1/B+	477,875
	Northwest Airlines, Inc.,
1,785	7.041%, 10/1/23	NR/BBB-	1,570,882
54,143	7.15%, 4/1/21 (MBIA)	Aaa/AAA	48,108,065
81	United Air Lines, Inc., 10.125%, 3/22/15 (b)(k)	NR/NR	39,860

			52,946,902

Automotive—0.0%
200	Daimler Finance North America LLC, 7.30%, 1/15/12	A3/A-	208,794

Banking—17.8%
	Barclays Bank PLC (a)(b)(d),
42,900	6.05%, 12/4/17	Aa2/AA-	41,524,969
200	7.434%, 12/15/17, FRN (h)	Aa3/A+	172,870
9,400	BNP Paribas, 5.186%, 6/29/15, FRN (a)(b)(d)(h)	Aa3/AA-	8,099,322
6,600	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(b)(d)(h)	Aa3/A+	5,625,952
16,300	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(b)(d)(h)	Aa3/A	12,920,032
28,200	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/AA-	27,479,236
	Deutsche Bank AG,
5,000	4.875%, 5/20/13	AA/AA	4,918,750
8,600	6.00%, 9/1/17	Aa1/AA	8,647,162
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(b)(d)(h)	A1/A	4,116,510
	HBOS PLC (a)(b)(d),
3,400	5.375%, 11/1/13, FRN (h)	Aa3/A	2,883,367
400	5.92%, 10/1/15, FRN (h)	A1/A	260,658
21,800	6.657%, 5/21/37, FRN (h)	A1/A	13,905,283
30,600	6.75%, 5/21/18	Aa3/A+	27,709,830
51,100	HSBC Bank USA NA, 6.00%, 8/9/17	Aa3/AA-	51,466,234
	HSBC Capital Funding L.P., FRN (a)(b)(d)(h),
10,900	4.61%, 6/27/13	A1/A	9,692,465
1,000	10.176%, 6/30/30	A1/A	1,193,670
	HSBC Holdings PLC,
800	6.50%, 9/15/37	Aa3/A+	728,018
400	7.625%, 5/17/32	Aa3/A+	403,534
18,600	JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa1/AA-	18,142,942
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, FRN (a)(b)(d)(h)	A1/A	500,617
¥100,000	Mizuho Financial Group, Inc., 1.317%, 11/24/49 (f)	NR/NR	932,343
$4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (a)(b)(d)(h)	Aa2/AA	3,622,192
5,800	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(b)(d)(h)	Aa2/AA	4,880,219
11,400	RBS Capital Trust III, 5.512%, 9/30/14, FRN (h)	Aa3/A	9,544,114
3,100	Resona Bank Ltd., 5.85%, 4/15/16, FRN (a)(b)(d)(h)	A2/BBB	2,548,498
	Royal Bank of Scotland Group PLC, FRN (h),
22,200	6.99%, 10/5/17 (a)(b)(d)	Aa3/A	18,579,535
15,000	7.64%, 9/29/17	A1/A	12,579,420
2,710	9.118%, 3/31/10	Aa3/A	2,719,022

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Banking (continued)
	Sumitomo Mitsui Banking Corp., FRN (h),
¥200,000	1.544%, 6/2/49	NR/NR	$1,846,582
$2,600	5.625%, 10/15/15 (a)(b)(d)	Aa3/A-	2,343,791
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, FRN (a)(b)(d)	Aa2/A-	2,566,982
6,700	USB Capital IX, 6.189%, 4/15/11, FRN (h)	A1/A+	4,692,633
101,900	Wachovia Corp., 7.98%, 3/15/18, FRN (h)	A2/A	78,494,181

			385,740,933

Diversified Manufacturing—0.7%
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	Baa2/BBB	14,889,555

Electronics—0.0%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/B-	447,500

Energy—2.6%
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(b)(d)	Baa2/BBB+	2,735,712
5,500	El Paso Corp., 7.00%, 6/15/17	Ba3/BB-	5,547,696
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	4,648,267
	Energy Transfer Partners L.P.,
2,100	6.125%, 2/15/17	Baa3/BBB-	2,047,002
2,600	6.625%, 10/15/36	Baa3/BBB-	2,412,909
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa2/BBB	5,752,504
1,500	6.50%, 2/1/37	Baa2/BBB	1,400,083
5,500	7.30%, 8/15/33	Baa2/BBB	5,604,995
	Northwest Pipeline Corp.,
3,900	5.95%, 4/15/17	Baa2/BBB-	3,841,500
1,700	7.00%, 6/15/16	Baa2/BBB-	1,789,250
	NRG Energy, Inc.,
500	7.25%, 2/1/14	B1/B	488,750
1,100	7.375%, 2/1/16	B1/B	1,069,750
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB-	5,653,653
400	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	410,000
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,391,215
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	25,627
	Southern Natural Gas Co.,
4,400	5.90%, 4/1/17 (a)(b)(d)	Baa3/BB	4,265,202
400	8.00%, 3/1/32	Baa3/BB	429,761
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,081,481
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (a)(b)(d)	Baa3/BBB-	2,781,000
2,000	7.625%, 7/15/19	Baa3/BB+	2,110,000

			57,486,357

Financial Services—16.5%
6,700	American Express Co., 6.15%, 8/28/17	A1/A+	6,378,454
€4,300	Atlas Reinsurance PLC, 8.947%, 1/10/10, FRN (a)(b)(d)	NR/BB+	6,770,798
$8,300	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Aa2/AA-	8,572,041
900	C5 Capital SPV Ltd., 6.196%, 12/31/11, FRN (a)(b)(d)(h)	NR/BBB-	864,201

Fixed Income SHares — Series C Schedule of Investments
 July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Financial Services (continued)
$10,100	C8 Capital SPV Ltd., 6.64%, 12/31/14, FRN (a)(b)(d)(h)	NR/BBB-	$9,253,266
9,900	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (a)(b)(d)(h)	NR/BBB-	9,040,947
9,200	Caelus Re Ltd., 8.923%, 6/7/11, FRN (a)(b)(d)	NR/BB+	9,220,068
3,950	Calabash Re Ltd., 13.714%, 1/8/10, FRN (a)(b)(d)	NR/BB	4,040,583
10,000	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A1/A	9,184,490
	Citigroup, Inc.,
18,500	5.50%, 8/27/12	Aa3/AA	18,083,472
4,740	6.00%, 8/15/17	Aa3/AA-	4,502,744
7,000	6.125%, 11/21/17	Aa3/AA-	6,739,950
8,500	6.125%, 8/25/36	A1/A+	7,160,281
5,000	6.625%, 6/15/32	A1/A+	4,469,900
6,000	8.40%, 4/30/18, FRN (h)	A2/A	5,144,940
3,300	Covidien International Finance S.A., 6.55%, 10/15/37	Baa1/A-	3,228,628
	Ford Motor Credit Co. LLC,
24,400	7.25%, 10/25/11	B1/B	18,480,243
2,500	7.375%, 2/1/11	B1/B	2,018,357
2,750	7.875%, 6/15/10	B1/B	2,344,064
800	9.75%, 9/15/10	B1/B	691,449
2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	2,328,040
	General Electric Capital Corp.,
€10,000	4.625%, 9/15/66, FRN (a)(b)(d)(h)	Aa1/AA+	12,669,899
$20,000	5.625%, 5/1/18	Aaa/AAA	19,543,920
5,000	6.375%, 11/15/67, FRN (h)	Aa1/AA+	4,638,455
38,900	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	B3/B-	24,409,322
	Goldman Sachs Group, Inc.,
1,900	5.25%, 10/15/13	Aa3/AA-	1,873,525
1,400	5.95%, 1/18/18	Aa3/AA-	1,336,027
18,500	6.15%, 4/1/18	Aa3/AA-	17,904,004
24,400	6.25%, 9/1/17	Aa3/AA-	23,931,691
7,500	6.75%, 10/1/37	A1/A+	6,679,830
1,038	Isles CBO Ltd., 3.778%, 10/27/10, FRN (a)(b)(d)(f)	Baa3/NR	989,328
	JPMorgan Chase & Co.,
29,000	6.00%, 1/15/18	Aa2/AA-	28,266,706
2,400	6.625%, 3/15/12	Aa3/A+	2,479,987
8,800	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	Aa3/A	7,643,099
2,700	JPMorgan Chase Capital XX, 6.55%, 9/29/36	Aa3/A	2,225,840
2,000	Longpoint Re Ltd., 8.064%, 11/8/11, FRN (a)(b)(d)	NR/BB+	1,999,600
	Merrill Lynch & Co., Inc.,
800	6.05%, 8/15/12	A1/A+	763,836
17,800	6.40%, 8/28/17	A1/A+	16,318,969
¥100,000	Mizuho Financial Group, Inc., 2.383%, 12/31/49, FRN (f)	NR/NR	937,640
	Morgan Stanley,
$500	5.30%, 3/1/13	Aa3/AA-	477,848
2,800	5.375%, 10/15/15	Aa3/AA-	2,523,856
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (h)	A2/BBB+	3,313,114
700	Mystic Re Ltd., 12.682%, 6/7/11, FRN (a)(b)(d)	NR/B+	712,692
700	Preferred Term Securities XIII, 3.364%, 3/24/34, FRN (a)(b)(d)	Aaa/AAA	626,500
	Teco Finance, Inc.,
983	6.572%, 11/1/17	Baa3/NR	976,428
2,000	6.75%, 5/1/15	Baa3/BB+	2,026,700
1,417	7.00%, 5/1/12	Baa3/NR	1,488,115
1,000	UBS AG, 5.875%, 12/20/17	Aa2/AA-	977,261

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Financial Services (continued)
$5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (h)	Aa3/A	$5,048,836
2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	Aa3/A	2,557,549
19,500	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (h)	Aa3/AA-	18,517,278
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(b)(d)	Baa2/BBB+	7,000,481

			359,375,252

Food & Beverage—0.5%
3,450	H.J. Heinz Co., 6.428%, 12/1/20 (a)(b)(d)	Baa2/BBB	3,474,912
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB+	6,761,225
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB-	412,786

			10,648,923

Healthcare & Hospitals—0.4%
100	Biomet, Inc., 11.625%, 10/15/17	Caa1/B-	106,125
	Boston Scientific Corp.,
2,600	5.45%, 6/15/14	Ba2/BB+	2,431,000
2,800	6.00%, 6/15/11	Ba2/BB+	2,779,000
1,000	HCA, Inc., 7.19%, 11/15/15	Caa1/B-	841,457
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,648,162

			7,805,744

Hotels/Gaming—0.1%
1,000	MGM Mirage, Inc., 6.00%, 10/1/09	Ba2/BB	980,000

Insurance—2.6%
	American International Group, Inc.,
€7,800	4.875%, 3/15/67, FRN	Aa3/A+	8,969,252
$7,400	5.05%, 10/1/15	Aa2/AA	6,618,124
15,700	5.85%, 1/16/18	Aa2/AA	14,146,783
4,500	6.25%, 5/1/36	Aa2/AA	3,854,727
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (a)(b)(d)	Aa2/AA	5,042,655
	Residential Reins Ltd., FRN (a)(b)(d),
14,300	8.682%, 6/7/10	NR/BB+	14,285,700
4,000	9.932%, 6/7/10	NR/BB	4,002,531

			56,919,772

Metals & Mining—0.8%
2,100	Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (a)(b)(d)	Aa3/A	1,982,285
	Freeport-McMoRan Copper & Gold, Inc.,
6,800	5.883%, 4/1/15, FRN	Ba2/BBB-	6,841,276
1,700	8.375%, 4/1/17	Ba2/BBB-	1,783,496
	Vale Overseas Ltd.,
4,450	6.25%, 1/11/16	Baa3/BBB	4,450,627
2,200	6.25%, 1/23/17	BBB/BBB	2,179,476

			17,237,160

Multi-Media—2.9%
	Comcast Cable Communications Holdings, Inc.,
1,000	7.125%, 6/15/13	Baa2/BBB+	1,059,058
2,500	8.375%, 3/15/13	Baa2/BBB+	2,766,105

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Multi-Media (continued)
	Comcast Corp.,
$500	5.30%,1/15/14	Baa2/BBB+	$484,738
10,600	5.875%, 2/15/18	Baa2/BBB+	10,253,444
1,700	5.90%, 3/15/16	Baa2/BBB+	1,667,579
15,000	6.45%, 3/15/37	Baa2/BBB+	13,830,690
	COX Communications, Inc.,
1,100	6.45%, 12/1/36 (a)(b)(d)	Baa3/BBB-	1,030,225
3,000	7.75%, 11/1/10	Baa3/BBB-	3,158,682
	CSC Holdings, Inc.,
810	7.875%, 2/15/18	B1/BB	758,362
775	8.125%, 8/15/09	B1/BB	784,688
7,700	Echostar DBS Corp., 7.00%, 10/1/13	Ba3/BB-	7,353,500
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB+	98,907
1,480	9.25%, 2/1/13	Baa2/BBB+	1,696,642
	Rogers Cable, Inc.,
1,300	5.50%, 3/15/14	Baa3/BBB-	1,258,105
CAD 800	7.25%, 12/15/11	Baa3/BBB-	821,241
	Time Warner Cable, Inc.,
$6,940	5.85%, 5/1/17	Baa2/BBB+	6,643,343
8,390	6.55%, 5/1/37	Baa2/BBB+	7,779,191
1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB+	1,580,365
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	192,412
400	6.625%, 5/15/11	Baa3/BBB	402,068

			63,619,345

Oil & Gas—5.1%
4,600	Anadarko Finance Co., 6.75%, 5/1/11	Baa3/BBB-	4,794,884
	Anadarko Petroleum Corp.,
4,000	5.95%, 9/15/16	Baa3/BBB-	4,000,972
4,000	6.45%, 9/15/36	Baa3/BBB-	3,881,160
	Apache Corp.,
700	5.625%, 1/15/17	A3/A-	711,728
3,000	6.00%, 1/15/37	A3/A-	2,925,999
	Canadian Natural Resources Ltd.,
2,400	6.00%, 8/15/16	Baa2/BBB	2,400,398
4,500	6.50%, 2/15/37	Baa2/BBB	4,409,006
	Chesapeake Energy Corp.,
1,700	6.375%, 6/15/15	Ba3/BB	1,615,000
900	7.00%, 8/15/14	Ba3/BB	891,000
3,500	7.50%, 6/15/14	Ba3/BB	3,548,125
13,800	Citic Resources Finance Ltd., 6.75%, 5/15/14 (a)(b)(d)	Ba2/BB+	12,765,000
5,000	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB+	5,886,605
	Devon Financing Corp.,
2,900	6.875%, 9/30/11	Baa1/BBB+	3,070,021
1,300	7.875%, 9/30/31	Baa1/BBB+	1,513,154
4,700	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	4,562,878
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09	Baa3/BBB-	2,662,864
	Gaz Capital S.A. (a)(b)(d),
5,700	7.343%, 4/11/13	A3/BBB	5,799,750
14,000	8.146%, 4/11/18	A3/BBB	14,245,000
4,500	Gazprom, 9.625%, 3/1/13 (a)(b)(d)	A3/BBB	4,950,000

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Oil & Gas (continued)
$7,600	Gazprom AG, 9.625%, 3/1/13	A3/BBB	$8,360,000
3,424	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	3,433,668
700	Hess Corp., 7.875%, 10/1/29	Baa2/BBB-	801,334
1,315	Kern River Funding Corp., 4.893%, 4/30/18 (a)(b)(d)	A3/A-	1,288,769
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB-	1,128,000
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	3,264,100
	XTO Energy, Inc.,
3,000	5.50%, 6/15/18	Baa2/BBB	2,822,289
1,700	6.10%, 4/1/36	Baa2/BBB	1,524,278
3,000	7.50%, 4/15/12	Baa2/BBB	3,224,550

			110,480,532

Paper/Paper Products—0.3%
	Georgia-Pacific LLC,
2,900	7.00%, 1/15/15 (a)(b)(d)	Ba3/BB-	2,711,500
2,600	7.125%, 1/15/17 (a)(b)(d)	Ba3/BB-	2,411,500
1,400	7.25%, 6/1/28	B2/B+	1,211,000
1,000	7.375%, 12/1/25	B2/B+	855,000

			7,189,000

Real Estate—0.1%
2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB-	2,461,250

Retail—0.1%
1,300	Yum! Brands, Inc., 6.25%, 4/15/16	Baa2/BBB-	1,266,743

Telecommunications—1.6%
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,505,099
1,500	8.00%, 11/15/31	A2/A	1,714,618
100	British Telecommunications PLC, 8.625%, 12/15/10	Baa1/BBB+	107,546
	Deutsche Telekom International Finance BV,
€1,280	8.125%, 5/29/12	A3/A-	2,151,851
$2,500	8.50%, 6/15/10	A3/A-	2,642,210
2,700	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BB	2,080,288
	Qwest Communications International, Inc.,
6,950	7.25%, 2/15/11	Ba3/B+	6,689,375
5,000	7.50%, 2/15/14	Ba3/B+	4,637,500
2,000	Qwest Corp., 6.026%, 6/15/13, FRN	Ba1/BBB-	1,865,000
CAD 400	Rogers Wireless, Inc., 7.625%, 12/15/11	Baa3/BBB-	414,412
$4,800	Sprint Capital Corp., 8.75%, 3/15/32	Baa3/BB	4,293,907
3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/BBB+	3,547,558
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	924,986
100	Vodafone Group PLC, 7.75%, 2/15/10	Baa1/A-	104,620

			33,678,970

Tobacco—0.4%
8,030	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	8,384,773

Utilities—2.5%
2,700	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB	2,722,355

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

Utilities (continued)
	$400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	$401,359
	6,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB+	6,438,398
		Consumers Energy Co.,
	2,050	5.00%, 2/15/12	Baa1/BBB	2,035,994
	850	5.00%, 3/15/15	Baa1/BBB	814,529
	2,000	5.15%, 2/15/17	Baa1/BBB	1,904,812
	1,100	5.375%, 4/15/13	Baa1/BBB	1,091,417
	1,300	Dayton Power & Light Co., 5.125%, 10/1/13	A2/A-	1,316,996
	12,500	Enel Finance International S.A., 6.25%, 9/15/17 (a)(b)(d)	A2/A-	12,701,000
	1,600	Energy East Corp., 6.75%, 7/15/36	Baa2/BBB	1,523,150
	2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A-	1,995,760
		Entergy Louisiana LLC,
	3,300	4.67%, 6/1/10	Baa1/A-	3,298,442
	91	8.09%, 1/2/17	Baa2/BBB	88,758
	200	Idaho Power Co., 6.60%, 3/2/11	A3/A-	208,032
	1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,029,972
		Nevada Power Co.,
	1,600	5.95%, 3/15/16	Baa3/BB+	1,589,419
	3,000	6.50%, 5/15/18	Baa3/BBB	3,059,685
	1,000	6.65%, 4/1/36	Baa3/BB+	965,397
	1,700	Ohio Edison Co., 5.45%, 5/1/15	Baa2/BBB-	1,588,958
	500	PSE&G Power LLC, 7.75%, 4/15/11	Baa1/BBB	526,939
	2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	2,878,900
	1,700	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BB+	1,683,260
	450	System Energy Resources, Inc., 5.129%, 1/15/14 (a)(b)(d)	Baa3/BBB+	441,627
	1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB-	1,048,786
	4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa3/BBB-	3,871,463

				55,225,408

Waste Disposal—0.2%
	4,800	Allied Waste North America, Inc., 6.50%, 11/15/10	B1/BB	4,824,000

		Total Corporate Bonds & Notes (cost—$1,371,606,290)		1,253,825,038

SOVEREIGN DEBT OBLIGATIONS—24.4%
Brazil—0.4%
		Federal Republic of Brazil,
BRL	7,650	10.25%, 1/10/28	Ba1/BBB-	4,430,361
BRL	6,300	12.50%, 1/5/22	Ba1/BB+	4,251,595

				8,681,956

Canada—11.7%
CAD	257,800	Canada Housing Trust, 3.95%, 6/15/13 (e)	Aaa/AAA	254,016,772

France—2.4%
	€37,200	France Government Bond, 4.00%, 10/25/38, OAT (e)	Aaa/AAA	51,073,030

Germany—9.9%
		Deutsche Bundesrepublik (e),
	€103,100	4.25%, 7/4/39	Aaa/AAA	150,565,640
	€35,000	6.25%, 1/4/30	Aaa/AAA	65,437,166

				216,002,806

		Total Sovereign Debt Obligations (cost—$522,651,265)		529,774,564

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—12.9%
	Fannie Mae—3.4%
$10	3.767%, 2/1/18, FRN, MBS	Aaa/AAA	$9,985
7	4.079%, 8/25/18, CMO, FRN	Aaa/AAA	7,123
4,566	4.50%, 4/25/16, CMO	Aaa/AAA	4,580,834
5,410	4.50%, 1/25/17, CMO	Aaa/AAA	5,396,715
1,608	5.00%, 1/25/17, CMO	Aaa/AAA	1,623,115
37,000	5.00%, MBS, TBA (e)	Aaa/AAA	35,132,647
488	5.50%, 12/1/35, MBS	Aaa/AAA	478,845
233	5.50%, 2/1/36, MBS	Aaa/AAA	228,924
240	5.50%, 9/1/36, MBS	Aaa/AAA	235,452
216	5.50%, 12/1/36, MBS	Aaa/AAA	211,578
1,925	5.50%, 1/1/37, MBS	Aaa/AAA	1,887,074
1,675	5.50%, 2/1/37, MBS	Aaa/AAA	1,641,620
4,737	5.50%, 3/1/37, MBS	Aaa/AAA	4,641,618
1,207	5.50%, 4/1/37, MBS	Aaa/AAA	1,182,759
11,734	5.50%, 5/1/37, MBS	Aaa/AAA	11,496,944
2,493	5.50%, 6/1/37, MBS	Aaa/AAA	2,442,363
703	5.50%, 7/1/37, MBS	Aaa/AAA	688,568
437	5.50%, 8/1/37, MBS	Aaa/AAA	427,969
228	5.50%, 10/1/37, MBS	Aaa/AAA	223,223
900	5.50%, MBS, TBA (e)	Aaa/AAA	880,735
40	6.00%, 5/1/38, MBS	Aaa/AAA	40,347
300	6.00%, MBS, TBA (e)	Aaa/AAA	301,359
9	6.864%, 4/1/17, FRN, MBS	Aaa/AAA	9,123

			73,768,920

	Freddie Mac—2.0%
2,634	2.858%, 11/15/16, CMO, FRN	Aaa/AAA	2,619,343
618	3.00%, 5/15/22, CMO	Aaa/AAA	616,657
2,358	4.50%, 12/15/10, CMO	Aaa/AAA	2,369,322
1,560	4.50%, 3/15/16, CMO	Aaa/AAA	1,564,291
12	4.50%, 12/1/18, FRN, MBS	Aaa/AAA	12,008
302	4.50%, 10/15/19, CMO	Aaa/AAA	301,934
5,527	4.50%, 2/15/20, CMO	Aaa/AAA	5,518,061
1,704	5.00%, 1/15/18, CMO	Aaa/AAA	1,721,683
3,796	5.00%, 5/15/27, CMO	Aaa/AAA	3,840,391
32	5.272%, 6/1/30, FRN, MBS	Aaa/AAA	32,531
22,000	5.50%, MBS, TBA (e)	Aaa/AAA	21,508,432
2,030	6.00%, 10/1/27, MBS	Aaa/AAA	2,057,498
1,000	6.50%, MBS, TBA (e)	Aaa/AAA	1,027,031

			43,189,182

	Ginnie Mae—4.6%
2,571	3.75%, 6/20/34, FRN, MBS	Aaa/AAA	2,581,781
21	5.375%, 1/20/22, FRN, MBS	Aaa/AAA	21,424
94,048	6.00%, 2/15/37, MBS	Aaa/AAA	95,261,712
1,654	6.00%, 8/15/37, MBS	Aaa/AAA	1,675,374
22	7.50%, 1/15/31, MBS	Aaa/AAA	23,785
53	7.50%, 8/15/31, MBS	Aaa/AAA	56,864

			99,620,940

	Small Business Administration Participation Certificates—2.9%
1,050	4.504%, 2/1/14	Aaa/AAA	1,005,735

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Small Business Administration Participation Certificates (continued)
$35,183	5.32%, 1/1/27	Aaa/AAA	$34,898,295
27,283	5.70%, 8/1/26	Aaa/AAA	27,756,962

			63,660,992

	Total U.S. Government Agency Securities (cost—$282,181,903)		280,240,034

SENIOR LOANS (a)(b)(c)—5.6%
Automotive—0.5%
13,691	Ford Motor Corp., 5.46%, 12/16/13, Term B		10,816,285
	Hertz Corp.,
111	2.801%, 12/21/12		102,500
372	4.21%, 12/21/12, Term B		342,669
241	4.22%, 12/21/12, Term B		222,775

			11,484,229

Drugs & Medical Products—0.2%
	Mylan Laboratories, Inc., Term B,
3,997	5.75%, 10/2/14		3,963,935
978	6.063%, 10/2/14		970,021

			4,933,956

Financial Services—3.6%
95,903	Chrysler Financial Corp., 6.78%, 8/3/12		78,919,901

Healthcare & Hospitals—0.1%
1,970	HCA, Inc., 5.051%, 11/18/13, Term B		1,855,220

Hotels/Gaming—0.3%
1,190	Las Vegas Sands Corp., 4.56%, 5/23/14		1,030,999
	MGM Mirage, Inc.,
600	3.086%, 10/3/11		541,313
720	3.154%, 10/3/11		649,575
1,200	3.409%, 10/3/11		1,082,625
1,200	3.418%, 10/3/11		1,082,626
1,800	3.671%, 10/3/11		1,623,939
480	3.805%, 10/3/11		373,200

			6,384,277

Multi-Media—0.2%
3,943	MGM Studios, 6.051%, 4/8/12, Term B		3,065,029

Paper/Paper Products—0.7%
	Georgia-Pacific Corp.,
1,055	4.399%, 12/20/12, Term B		997,460
4,020	4.446%, 12/20/12		3,801,307

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Paper/Paper Products (continued)
$8,966	4.446%, 12/20/12, Term B		$8,478,404
942	4.551%, 12/20/12		890,931
778	4.551%, 12/20/12, Term B		735,626

			14,903,728

	Total Senior Loans (cost—$139,558,554)		121,546,340

MORTGAGE-BACKED SECURITIES—3.4%
4,400	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/AAA	4,241,823
329	Banc of America Funding Corp., 6.140%, 1/20/47, CMO, VRN	Aaa/AAA	252,783
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
5,474	4.125%, 3/25/35, FRN	Aaa/AAA	5,239,336
3,217	4.55%, 8/25/35, FRN	Aaa/AAA	3,061,738
185	4.630%, 5/25/34, FRN	Aaa/AAA	177,300
338	4.644%, 10/25/33, VRN	Aaa/AAA	325,403
5,128	Bear Stearns Alt-A Trust, 5.797%, 11/25/36, CMO, VRN	Aaa/AAA	3,798,753
3,000	Chase Commercial Mortgage Securities Corp., 6.275%, 2/12/16, CMO, VRN (a)(b)(d)	Aaa/NR	3,065,127
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
1,164	4.248%, 8/25/35	Aaa/AAA	1,102,300
1,111	4.748%, 8/25/35	Aaa/AAA	1,058,992
8,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.362%, 1/15/46, CMO, VRN	Aaa/AAA	7,506,569
	Countrywide Alternative Loan Trust, CMO,
2,979	2.651%, 11/25/46, FRN	Aaa/AAA	1,850,706
893	2.661%, 5/25/36, FRN	Aaa/AAA	551,194
14,123	6.25%, 8/25/37, VRN	Aaa/AAA	9,619,243
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
424	2.781%, 3/25/35, FRN	Aaa/AAA	234,318
129	4.731%, 8/25/34, VRN	Aaa/AAA	102,564
41	Credit Suisse First Boston Mortgage Securities Corp., 5.084%, 7/25/33, CMO, VRN	Aaa/AAA	38,719
1,924	Deutsche ALT-A Securities, Inc., 2.541%, 2/25/37, CMO, FRN	Aaa/AAA	1,810,682
	Downey Savings & Loan Association Mortgage Loan Trust, CMO, FRN,
3,538	2.718%, 8/19/45	Aaa/AAA	2,302,936
2,267	5.707%, 7/19/44	Aaa/AAA	1,903,168
310	First Horizon Asset Securities, Inc., 4.381%, 12/25/33, CMO, FRN	Aaa/NR	302,022
5,708	Greenpoint Mortgage Funding Trust, 2.691%, 6/25/45, CMO, FRN	Aaa/AAA	3,653,095
31	Greenpoint Mortgage Pass-Through Certificates, 4.400%, 10/25/33, CMO, FRN	NR/AAA	29,613
280	GSR Mortgage Loan Trust, 4.511%, 3/25/33, CMO, FRN	Aaa/NR	266,953
	Harborview Mortgage Loan Trust, CMO,
860	2.798%, 6/20/35, FRN	Aaa/AAA	562,528
470	5.182%, 5/19/33, VRN	Aaa/AAA	450,377
35,067	Hilton Hotel Pool Trust, 0.862%, 10/3/15, CMO, IO, VRN (a)(b)(d)	Aaa/AAA	494,059
574	Homebanc Mortgage Trust, 5.798%, 4/25/37, CMO, VRN	Aaa/AAA	475,104
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 5/15/47, CMO	Aaa/AAA	922,419
	JPMorgan Mortgage Trust, CMO, FRN,
301	4.382%, 11/25/33	Aaa/AAA	293,904
3,686	4.766%, 7/25/35	Aaa/AAA	3,340,785
641	5.023%, 2/25/35	Aaa/AAA	569,215
2,067	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(b)(d)	B3/NR	670,001

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$488	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	$502,978
2,487	Residential Accredit Loans, Inc., 2.671%, 4/25/46, CMO, FRN	Aaa/AAA	1,582,848
235	Structured Adjustable Rate Mortgage Loan Trust, 4.18%, 2/25/34, CMO, VRN	Aaa/AAA	199,560
5,671	Structured Asset Mortgage Investments, Inc., 2.681%, 5/25/36, CMO, FRN	Aaa/AAA	3,487,504
2,526	Thornburg Mortgage Securities Trust, 2.571%, 11/25/46, CMO, FRN	Aaa/AAA	2,418,772
	Washington Mutual, Inc., CMO, FRN,
359	2.771%, 1/25/45	Aaa/AAA	241,994
3,823	2.933%, 11/25/34	Aaa/AAA	3,283,787
1,846	4.291%, 2/25/46	Aaa/AAA	1,157,401
1,050	Wells Fargo Mortgage-Backed Securities Trust, 5.227%, 3/25/36, CMO, VRN	Aaa/NR	984,108

	Total Mortgage-Backed Securities (cost—$81,781,290)		74,132,681

MUNICIPAL BONDS—2.1%
Arizona — 0.1%
2,700	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/38, Ser. A	Aa1/AA	2,732,211

California—0.2%
1,800	California Educational Facs. Auth. Rev., Claremont McKenna College, 5.00%, 1/1/38	Aa1/NR	1,813,356
2,400	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	Baa3/BBB	1,937,016

			3,750,372

Michigan—0.4%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC)(Q-SBLF)	Aa3/AA	8,411,190

Nevada—0.2%
4,005	Clark County School Dist., GO, 5.00%, 6/15/19, Ser. A	Aa2/AA	4,254,672

New York—0.1%
1,300	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/37, Ser. DD	Aa3/AA+	1,310,998
1,300	New York City Transitional Finance Auth. Rev., 5.00%, 1/15/25, Ser. S-1	A1/AA-	1,324,466

			2,635,464

Ohio—0.5%
13,550	Buckeye Tobacco Settlement Financing Auth. Rev., 5.75%, 6/1/34, Ser. A-2	Baa3/BBB	11,290,267

Washington—0.6%
13,180	State, Motor Vehicle Rev., GO, 5.00%, 1/1/33, Ser. D	Aa1/AA+	13,327,352

	Total Municipal Bonds (cost—$48,308,153)		46,401,528

CONVERTIBLE BONDS—1.2%
Oil & Gas—1.2%
	Chesapeake Energy Corp.,
18,200	2.50%, 5/15/37	Ba3/BB	25,116,000
1,200	2.25%, 12/15/38	Ba3/BB	1,150,500

	Total Convertible Bonds (cost—$19,866,106)		26,266,500

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

ASSET-BACKED SECURITIES—0.7%
$465	Accredited Mortgage Loan Trust, 2.501%, 9/25/36, FRN	Aaa/AAA	$461,912
1,168	ACE Securities Corp., 2.511%, 12/25/36, FRN	Aaa/AAA	1,105,603
354	Asset-Backed Funding Certificates, 2.521%, 1/25/37, FRN	Aaa/AAA	343,319
413	Citigroup Mortgage Loan Trust, Inc., 2.511%, 10/25/36, FRN	Aaa/AAA	410,782
329	Fremont Home Loan Trust, 2.581%, 4/25/36, FRN	Aaa/AAA	328,055
	Green Tree Financial Corp.,
474	6.22%, 3/1/30	NR/BBB	428,997
5,875	6.53%, 2/1/31, VRN	NR/B-	4,823,912
	Keystone Owner Trust (a)(b)(d),
59	8.35%, 12/25/24	Ba2/NR	55,450
5	9.00%, 1/25/29	Ba2/NR	4,871
608	Lake Country Mortgage Loan Trust, 2.591%, 7/25/34, FRN (a)(b)(d)	Aaa/AAA	592,796
477	Lehman XS Trust, 2.541%, 4/25/46, FRN	Aaa/AAA	472,431
3,175	MASTR Asset-Backed Securities Trust, 2.571%, 2/25/36, FRN	Aaa/AAA	3,132,320
1,537	Morgan Stanley ABS Capital I, 2.511%, 10/25/36, FRN	Aaa/AAA	1,495,789
164	Morgan Stanley Home Equity Loans, 2.571%, 2/25/36, FRN	Aaa/AAA	162,639
300	Morgan Stanley Mortgage Loan Trust, 2.821%, 4/25/37, FRN	Aaa/AAA	175,625
163	Residential Asset Mortgage Products, Inc., 2.561%, 8/25/46, FRN	Aaa/AAA	157,871
	Residential Asset Securities Corp., FRN,
27	2.501%, 8/25/36	Aaa/AAA	26,601
35	2.511%, 9/25/36	Aaa/AAA	34,689
	Wells Fargo Home Equity Trust, FRN (a)(b)(d),
1,119	2.691%, 10/25/35	Aaa/AAA	1,087,867
983	2.701%, 11/25/35	Aaa/AAA	975,746

	Total Asset-Backed Securities (cost—$16,942,792)		16,277,275

Shares
PREFERRED STOCK—0.1%
Financial Services—0.1%
56,000	Goldman Sachs Group, Inc., 3.75%, FRN (cost—$1,400,000)	A2/A	901,600

CONVERTIBLE PREFERRED STOCK—0.0%
Insurance—0.0%
9,050	American International Group, Inc., 8.50% (cost—$678,750)	NR/NR	520,556

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—9.5%
Commercial Paper—1.9%
	UBS AG,
$9,200	2.625%, 9/2/08	P-1/A-1+	9,178,534
6,600	2.635%, 9/3/08	P-1/A-1+	6,584,058
25,000	Westpac Banking Corp., 2.70%, 9/18/08 (a)(b)(d)	NR/NR	24,910,000

	Total Commercial Paper (cost—$40,672,591)		40,672,592

U.S. Treasury Bills (i)—1.1%
24,150	1.73%-1.84%, 8/28/08-9/25/08 (cost—$24,101,660)		24,101,660

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

Corporate Notes—0.6%
Airlines—0.0%
$500		Continental Airlines, Inc., 6.32%, 11/1/08	Baa2/A-	$497,000

Banking—0.1%
2,000		UBS AG, 2.789%, 7/23/09, FRN	AA+/AA+	1,979,014

Hotels/Gaming—0.1%
2,000		Mandalay Resort Group, 6.50%, 7/31/09	Ba2/BB	1,965,000

Multi-Media—0.1%
1,530		British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	1,573,363

Oil & Gas—0.1%
2,800		Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BBB-	2,870,000

Telecommunications—0.1%
1,000		Sprint Capital Corp., 6.375%, 5/1/09	Baa3/BB	1,000,182

Utilities—0.1%
500		Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB+	502,104
1,600		Ohio Edison Co., 5.647%, 6/15/09 (a)(b)(d)	Baa2/BBB-	1,633,585

				2,135,689

Waste Disposal—0.0%
500		Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	504,140

		Total Corporate Notes (cost—$12,490,825)		12,524,388

Sovereign Debt Obligation—0.0%
Korea—0.0%
1,000		Export-Import Bank of Korea, 2.772%, 6/1/09, FRN (cost—$999,918)	Aa3/A	992,174

U.S. Government Agency Security—0.0%
—	(g)	Fannie Mae, 4.00%, 2/25/09, CMO (cost—$373)	Aaa/AAA	378

Repurchase Agreements—5.9%
48,000		Credit Suisse First Boston, dated 7/31/08, 2.00%, due 8/1/08, proceeds $48,002,667; collateralized by U.S. Treasury Inflation Index Note, 1.875%, due 7/15/15, valued at $49,056,796 including accrued interest		48,000,000
75,400		Lehman Brothers, dated 7/31/08, 2.00%, due 8/1/08, proceeds $75,404,189; collateralized by U.S. Treasury Inflation Index Note, 3.875%, due 1/15/09, valued at $76,891,544 including accrued interest		75,400,000
5,368		State Street Bank & Trust Co., dated 7/31/08, 1.65%, due 8/1/08, proceeds $5,368,246; collateralized by Freddie Mac Discount Note, 2.58%, due 9/19/08, valued at $5,475,768 including accrued interest		5,368,000

		Total Repurchase Agreements (cost—$128,768,000)		128,768,000

		Total Short-Term Investments (cost—$207,033,367)		207,059,192

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Contracts/
Notional
Amount		Value*

OPTIONS PURCHASED (j)—1.1%
	Call Options—0.9%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR-LIBOR Floating Rate Index,
$54,700,000	strike rate 3.25%, expires 10/10/08	$2,437
974,200,000	strike rate 4.00%, expires 6/14/10	5,170,416
1,928,000,000	strike rate 4.12%, expires 3/16/09	2,634,247
	Pay 3-Month USD-LIBOR Floating Rate Index,
70,000,000	strike rate 4.25%, expires 7/6/09	750,435
66,300,000	strike rate 5.00%, expires 8/28/09	1,256,803
	Euro-Bobl (OTC),
500	strike price $114, expires 8/22/08	3,901
1200	strike price $115, expires 8/22/08	9,361
1,090	strike price $117.50, expires 8/22/08	8,503
638	strike price $118, expires 8/22/08	4,977
	Euro Bund (OTC),
1551	strike price $123 expires 8/22/08	24,199
452	strike price $127 expires 8/22/08	7,052
	Euro-Schatz (OTC),
31	strike price $105, expires 8/22/08	241
1048	strike price $106.50, expires 8/22/08	8,176
426	strike price $107.20, expires 8/22/08	3,323
12,236	strike price $108, expires 8/22/08	95,456
	Euro versus Japanese Yen (OTC),
9,000,000	strike price ¥148.40, expires 6/3/10	1,198,688
	Euro versus U.S. Dollar (OTC),
28,600,000	strike price $1.38, expires 5/21/10	4,804,485
19,000,000	strike price $1.38, expires 6/3/10	3,194,340
	Fannie Mae (OTC),
133,000,000	strike price $105, expires 9/4/08	1
34,000,000	strike price $105.50, expires 10/7/08	—
351,000,000	strike price $106, expires 10/7/08	4
116,000,000	strike price $107, expires 10/7/08	1
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10	498,790
5,000,000	strike price $105.20, expires 3/31/10	211,910
20,000,000	strike price $105.40, expires 3/31/10	826,840
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
234	strike price $142, expires 8/22/08	4,242
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,816	strike price $131, expires 8/22/08	32,443
	U.S. Treasury Notes 2 yr. Futures (CBOT),
254	strike price $110, expires 8/22/08	4,344
842	strike price $111, expires 8/22/08	14,196

		20,769,811

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Contracts/
Notional
Amount		Value*

	Put Options—0.2%
	Euro Bund (OTC),
$1,500	strike price $107.50 expires 8/22/08	$23,404
	Euro versus Japanese Yen (OTC),
9,000,000	strike price ¥148.40, expires 6/3/10	478,616
	Euro versus U.S. Dollar (OTC),
28,600,000	strike price $1.38, expires 5/21/10	789,964
19,000,000	strike price $1.38, expires 6/3/10	534,999
	Fannie Mae (OTC),
9,500,000	strike price $85, expires 9/4/08	—
11,500,000	strike price $85.06, expires 9/4/08	—
27,000,000	strike price $88.50, expires 9/4/08	36
	Freddie Mac (OTC),
6,100,000	strike price $84, expires 9/4/08	—
15,900,000	strike price $85, expires 9/4/08	34
1,000,000	strike price $91, expires 10/7/08	11
	Ginnie Mae (OTC),
7,500,000	strike price $85, expires 10/15/08	170
332,500,000	strike price $87, expires 9/15/08	589
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10	514,039
5,000,000	strike price $105.20, expires 3/31/10	279,450
20,000,000	strike price $105.40, expires 3/31/10	1,133,480
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
4,956	strike price $90, expires 8/22/08	67,858
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,816	strike price $92, expires 8/22/08	25,956
	U.S. Treasury Notes 5 yr. Futures (CBOT),
496	strike price $101, expires 8/22/08	3,436

		3,852,042

	Total Options Purchased (cost—$19,936,055)	24,621,853

	Total Investments before options written
	(cost—$2,711,944,525)—118.7%	2,581,567,161

OPTIONS WRITTEN (j)—(0.7)%
	Call Options—(0.5)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR-LIBOR Floating Rate Index,
423,000,000	strike rate 4.25%, expires 3/16/09	(2,920,635)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR-LIBOR Floating Rate Index,
310,400,000	strike rate 4.20%, expires 6/14/10	(4,662,032)
	Pay 3-Month USD-LIBOR Floating Rate Index,
19,700,000	strike rate 4.90%, expires 7/6/09	(618,054)

Fixed Income SHares — Series C Schedule of Investments
July 31, 2008 (unaudited)

Contracts/
Notional
Amount			Value*

	Call Options (continued)
$21,700,000	strike rate 5.32%, expires 8/28/09		$(1,000,409)
	30-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
32,700,000	strike rate 5.25%, expires 10/27/08		(1,647,380)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,816	strike price $117, expires 8/22/08		(432,800)

			(11,281,310)

	Put Options—(0.2)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
413,800,000	strike rate 5.10%, expires 3/16/09		(3,132,880)
	30-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
32,700,000	strike rate 5.25%, expires 10/27/08		(565,945)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,816	strike price $113, expires 8/22/08		(360,365)

			(4,059,190)

	Total Options Written (premiums received—$19,372,828)		(15,340,500)

	Total Investments net of options written (cost—$2,692,571,697)	118.0%	2,566,226,661
	Other liabilities in excess of other assets	(18.0)	(392,353,616)

	Net Assets	100.0%	$2,173,873,045

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or person acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $478,285,335, representing 22.0% of net assets.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2008.

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2008.

(f)	Securities with an aggregate value of $2,859,311, representing 0.13% of net assets, have been fair-valued using methods as described above.

(g)	Principal amount less than $500.

(h)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for swaps.

(j)	Non-income producing.

(k)	Security in default.
Glossary:
BRL—Brazilian Real
CAD—Canadian Dollar
€/EUR—Euro
¥—Japanese Yen
CBOT—Chicago Board of Trade
CMO—Collateralized Mortgage Obligation
FGIC—insured by Financial Guaranty Insurance Co.
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2008.
GO—General Obligation Bond
IO—Interest Only
LIBOR—London Inter-bank Offered Rate
MBIA—insured by Municipal Bond Investors Assurance
MBS—Mortgage-Backed Securities
NR—Not Rated
OAT—Obligations Assimilables du Trésor
OTC—Over the Counter
Q-SBLF—Qualified School Bond Loan Fund
TBA—To Be Announced
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2008.

Other Investments:
(1) Futures contracts outstanding at July 31, 2008:

					Unrealized
			Market Value	Expiration	Appreciation
	Type	Contracts	(000)	Date	(Depreciation)

Long:	Canadian 10 yr. Bond Futures	54	$6,251	9/19/08	$33,682
	Euro Bund 10 yr. Futures	1,633	292,565	9/8/08	1,185,982
	Financial Future Euro—90 day	32	7,753	3/16/09	48,526
	Financial Future Euro—90 day	12,406	2,992,327	9/14/09	8,943,646
	Financial Future Euro—90 day	10,085	2,424,434	12/14/09	14,014,244
	Financial Future Euro—90 day	931	223,254	3/15/10	1,214,955
	U.S. Treasury Bond 30 yr. Futures	3,663	423,076	9/19/08	11,775,925
	U.S. Treasury Notes 5 yr. Futures	8	891	9/30/08	6,813
Short:	Financial Future Euro—90 day	(1,399)	(333,889)	12/13/10	(1,399,294)
	Financial Future Euro—90 day	(2,103)	(501,644)	3/14/11	(2,372,444)

					$33,452,035

The Portfolio received $33,532,000 in cash as collateral for futures contracts.
(2) Transactions in options written for the nine months ended July 31, 2008:

	Contracts/Notional	Premiums

Options outstanding, October 31, 2007	2,200,719,470	$21,720,337
Options written	1,295,007,128	19,906,485
Options terminated in closing transactions	(2,241,722,966)	(22,253,994)

Options outstanding, July 31, 2008	1,254,003,632	$19,372,828

(3) Credit default swaps contracts outstanding at July 31, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Portfolio	(Depreciation)

Bank of America:
Dow Jones CDX	$65,439	6/20/12	(2.75)%	$4,089,192
Barclays Bank:
AIG	7,900	6/20/13	1.15%	(403,380)
Autozone	6,600	6/20/13	(0.875)%	1,695
BNP Paribas:
Freddie Mac	4,900	6/20/13	(1.35)%	131,046
Citigroup:
Goldman Sachs	5,000	6/20/18	(1.13)%	69,282
Deutsche Bank:
Dow Jones CDX	41,400	6/20/13	(1.55)%	(285,096)
Goldman Sachs:
Autozone	2,400	6/20/12	(0.34)%	39,377
Autozone	6,000	6/20/13	(0.86)%	5,564
Chesapeake Energy	1,500	3/20/14	1.32%	(55,324)
Citigroup	3,900	12/20/12	0.77%	(84,539)
Citigroup	7,000	12/20/12	0.80%	(143,329)
Commerbank AG	€33,300	9/20/12	(0.55)%	18,753
Commerbank AG	€33,300	9/20/12	(0.52)%	78,680
ConAgra Foods	$1,500	6/20/12	(0.299)%	8,910
Darden Restaurants	4,000	6/20/13	(1.63)%	(16,543)
Dexia Credit	€16,500	9/20/12	(0.42)%	1,186,709
Dow Jones CDX	$3,478	12/20/12	2.053%	61,289
Dow Jones CDX	170,000	6/20/13	(1.55)%	(1,385,712)
Freddie Mac	10,000	3/20/13	0.85%	189,377
GMAC	5,000	9/20/12	4.80%	(1,642,573)
GMAC	16,800	9/20/12	5.40%	(5,314,316)
International Paper	3,000	6/20/10	0.78%	(32,068)
Kohl’s	2,400	6/20/12	(0.22)%	88,695
Lehman Brothers	21,600	9/20/08	0.18%	(199,580)
Macy’s	300	6/20/12	(0.53)%	17,351
Morgan Stanley	59,900	9/20/08	0.17%	(291,426)
Morgan Stanley	5,600	9/20/12	0.90%	(321,629)
Nordstrom	2,200	6/20/11	(0.18)%	40,751
SLM	4,100	3/20/13	2.95%	(210,244)
Southwest Airlines	2,000	6/20/11	(0.29)%	49,187
VF	2,400	6/20/12	(0.22)%	27,801
VF	6,800	12/20/12	(0.45)%	40,288
Weyerhaeuser	2,300	3/20/17	(1.018)%	136,113
Whirlpool	700	6/20/12	(0.63)%	13,209

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Portfolio	(Depreciation)

Lehman Brothers:
AIG	3,500	12/20/12	0.85%	$(206,508)
Bear Stearns	9,400	9/20/12	0.48%	(154,818)
Centex	4,000	6/20/12	(1.169)%	442,767
Chesapeake Energy	2,300	3/20/14	1.16%	(102,654)
Citigroup	3,900	12/20/12	0.70%	(95,470)
Dow Jones CDX	6,000	6/20/12	(1.40)%	428,890
Dow Jones CDX	15,000	12/20/12	(2.45)%	1,209,864
GMAC	8,500	9/20/12	4.80%	(2,792,374)
GMAC	12,300	9/20/12	5.60%	(3,840,875)
Goldman Sachs	9,800	9/20/12	0.585%	(242,696)
LCDX	11,520	6/20/12	1.20%	(438,094)
Lennar	6,800	6/20/12	(1.09)%	1,303,049
Masco	9,600	6/20/12	(0.589)%	831,451
MeadWestvaco	1,000	6/20/12	(0.51)%	42,525
Merrill Lynch	3,300	12/20/12	(0.83)%	236,717
Nordstrom	600	6/20/12	(0.179)%	17,986
Pemex	8,000	3/20/09	0.34%	15,392
Proctor & Gamble	40,200	9/20/08	0.07%	(6,569)
Reynolds American	1,800	6/20/12	1.00%	(5,473)
Weyerhaeuser	700	6/20/12	(0.45)%	31,282
Merrill Lynch & Co.:
AIG	4,000	12/20/12	0.90%	(228,431)
Apache	4,500	6/20/10	0.39%	8,531
Canadian Natural Resources	1,800	3/20/10	0.32%	(8,831)
Clorox	8,000	12/20/12	(0.424)%	92,335
General Electric	1,800	6/20/10	0.30%	(22,462)
GMAC	7,000	9/20/12	5.43%	(2,210,033)
JPMorgan Chase	3,000	9/20/12	0.39%	(61,665)
Lennar	4,700	3/20/12	(0.58)%	944,329
Norfolk Southern	11,000	12/20/12	(0.27)%	52,260
Norfolk Southern	3,800	12/20/12	(0.24)%	22,807
SLM	3,000	12/20/12	2.90%	(165,892)
TJX Cos.	10,000	12/20/12	(0.424)%	36,497
XTO Energy	1,300	3/20/10	0.38%	(6,235)
Morgan Stanley:
Altria Group	2,500	12/20/10	0.95%	26,543
Bank of America	3,000	9/20/12	0.28%	(83,977)
Black & Decker	8,700	12/20/12	(0.42)%	288,489
Black & Decker	7,800	12/20/12	(0.40)%	264,939
Citigroup	3,000	9/20/12	0.28%	(114,454)
Commercial Mortgage-Backed Index	6,000	12/13/49	0.08%	349,193
ConocoPhillips	4,700	3/20/11	0.23%	(10,890)
Darden Restaurants	2,500	6/20/12	(0.49)%	83,818
Inco	9,000	12/20/11	(0.50)%	147,573
International Paper	2,800	6/20/12	(0.32)%	146,326
Liz Claiborne	3,300	6/20/12	(0.48)%	315,553
Lowes Cos.	6,000	12/20/12	(0.54)%	20,840
MeadWestvaco	7,700	6/20/12	(0.54)%	319,104
Newell Rubbermaid	9,400	12/20/12	(0.318)%	273,079
Republic of Indonesia	7,700	3/20/09	0.46%	(2,793)
Republic of Peru	7,700	3/20/09	0.32%	10,638
Russian Federation	8,000	3/20/09	0.31%	3,619
Sherwin-Williams	9,200	12/20/12	(0.28)%	177,152
Sherwin-Williams	6,900	12/20/12	(0.26)%	138,521
SLM	8,200	12/20/08	3.00%	(44,770)
Time Warner	5,000	9/20/10	0.58%	(45,290)
Ukraine	7,700	3/20/09	0.66%	(37,196)
Vale Overseas	9,000	12/20/11	0.70%	(89,712)
Walt Disney	1,400	6/20/11	(0.18)%	5,311
Weyerhaeuser	4,500	6/20/12	(0.44)%	202,725
Whirlpool	2,300	3/20/17	(0.78)%	95,639
Royal Bank of Scotland:
Autozone	11,100	6/20/13	(0.92)%	(19,481)
Deutsche Bank AG	107,600	12/20/08	0.55%	167,822

				$(6,376,567)

(4) Interest rate swap agreements outstanding at July 31, 2008:

				Rate Type		Unrealized
	Notional Amount		Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)		Date	by Portfolio	by Portfolio	(Depreciation)

Bank of America		€161,600	6/17/10	6-month EUR-LIBOR	4.75%	$1,201,423
Bank of America		$4,900	12/17/13	4.00%	3-Month USD-LIBOR	(33,500)
Bank of America		233,500	12/17/15	5.00%	3-Month USD-LIBOR	(1,424,233)
Bank of America		176,100	12/17/28	5.00%	3-Month USD-LIBOR	(1,068,899)
Bank of Nova Scotia	CAD	530,000	12/20/10	4.00%	3-Month Canadian Bank Bill	(6,140,940)
Bank of Nova Scotia	CAD	100,000	12/20/13	4.25%	3-Month Canadian Bank Bill	(1,895,240)
Bank of Nova Scotia	CAD	63,700	12/20/18	4.50%	3-Month Canadian Bank Bill	(408,884)
Barclays Bank		$2,571,700	6/17/10	3-Month USD-LIBOR	4.00%	13,693,025
Barclays Bank	BRL	22,200	1/2/12	BRL-CDI-Compounded	13.845%	(95,150)
Barclays Bank	BRL	49,000	1/2/12	BRL-CDI-Compounded	14.77%	303,328
Barclays Bank		£157,900	9/17/13	6-Month GBP-LIBOR	6.00%	6,121,790
Barclays Bank		£50,000	9/17/18	5.00%	6-Month GBP-LIBOR	394,580
Barclays Bank		£88,200	9/17/18	5.50%	6-Month GBP-LIBOR	(5,110,966)
Barclays Bank		$198,700	12/17/18	5.00%	3-Month USD-LIBOR	(1,530,478)
Barclays Bank	AUD	149,400	3/15/19	7.00%	6-Month Australian Bank Bill	(3,584,667)
Barclays Bank		$700	12/17/23	5.00%	3-Month USD-LIBOR	(4,925)
Barclays Bank		£4,500	3/18/39	5.00%	6-Month GBP-LIBOR	(161,582)
Citigroup		$800	12/17/13	4.00%	3-Month USD-LIBOR	1,539
Citigroup	AUD	328,300	6/15/14	6-Month Australian Bank Bill	7.25%	1,720,277
Citigroup		$48,900	12/17/18	5.00%	3-Month USD-LIBOR	(245,072)
Citigroup		7,000	12/17/38	5.00%	3-Month USD-LIBOR	(22,095)
Credit Suisse First Boston	AUD	167,900	6/15/14	6-Month Australian Bank Bill	7.25%	1,547,067
Deutsche Bank	AUD	400,000	3/15/10	3-Month Australian Bank Bill	7.50%	3,227,790
Deutsche Bank		$389,700	12/17/10	3-Month USD-LIBOR	4.00%	(1,210,394)
Deutsche Bank		€254,700	6/16/12	6-month EUR-LIBOR	4.50%	(2,229,952)
Deutsche Bank	AUD	505,800	6/15/14	6-Month Australian Bank Bill	7.25%	8,212,590
Deutsche Bank		€341,300	6/16/17	4.75%	6-month EUR-LIBOR	2,959,791
Deutsche Bank		£73,300	9/17/18	5.00%	6-Month GBP-LIBOR	822,781
Deutsche Bank	AUD	218,300	3/15/19	7.00%	6-Month Australian Bank Bill	(5,656,637)
Goldman Sachs		€5,900	3/30/12	5-Year French CPI Ex- Tobacco Daily Reference Index	1.96%	(244,581)
Goldman Sachs		189,200	6/16/12	4.573%	6-month EUR-LIBOR	1,333,958
Goldman Sachs		£192,700	9/17/13	6-Month GBP-LIBOR	5.00%	908,282
Goldman Sachs		£121,600	9/17/18	5.00%	6-Month GBP-LIBOR	(11,861,981)
Goldman Sachs		£1,300	9/17/18	5.50%	6-Month GBP-LIBOR	(35,359)
Goldman Sachs		$24,500	12/17/28	5.00%	3-Month USD-LIBOR	225,515
Lehman Brothers	AUD	489,000	9/15/09	3-Month Australian Bank Bill	7.00%	(1,374,469)
Lehman Brothers	AUD	34,000	6/15/10	6-Month Australian Bank Bill	7.00%	(376,986)
Lehman Brothers		$39,300	12/17/13	4.00%	3-Month USD-LIBOR	—
Merrill Lynch & Co.	BRL	115,000	1/4/10	BRL-CDI-Compounded	12.948%	(671,379)
Merrill Lynch & Co.	CAD	66,000	12/20/10	4.00%	3-Month Canadian Bank Bill	(731,344)
Merrill Lynch & Co.	BRL	434,800	1/2/12	BRL-CDI-Compounded	14.765%	2,665,485
Merrill Lynch & Co.		£94,500	9/17/13	6-Month GBP-LIBOR	5.00%	(3,619)
Merrill Lynch & Co.	CAD	19,100	12/20/13	4.25%	3-Month Canadian Bank Bill	(379,362)
Merrill Lynch & Co.		$101,200	12/17/23	5.00%	3-Month USD-LIBOR	(603,810)
Morgan Stanley	AUD	510,000	9/15/09	3-Month Australian Bank Bill	7.00%	(1,019,011)
Morgan Stanley	BRL	138,000	1/4/10	BRL-CDI-Compounded	12.78%	(917,960)
Morgan Stanley	AUD	106,900	6/15/10	6-Month Australian Bank Bill	7.00%	(1,059,416)
Morgan Stanley		$380,300	6/17/10	3-Month USD-LIBOR	4.00%	1,666,539
Morgan Stanley		184,200	12/17/10	3-Month USD-LIBOR	4.00%	(714,769)
Morgan Stanley	AUD	126,100	6/15/11	6-Month Australian Bank Bill	7.50%	1,018,662
Morgan Stanley	AUD	8,000	3/15/12	6-Month Australian Bank Bill	7.50%	63,351
Morgan Stanley		£69,700	9/17/18	5.00%	6-Month GBP-LIBOR	(1,505,750)
Morgan Stanley		$123,400	12/17/18	5.00%	3-Month USD-LIBOR	(803,552)
Morgan Stanley		17,500	6/20/22	3-Month USD-LIBOR	5.00%	945,825
Morgan Stanley		€32,700	9/17/38	4.75%	6-month EUR-LIBOR	2,160,390
Morgan Stanley		€26,300	3/18/39	5.00%	6-month EUR-LIBOR	301,025
Royal Bank of Canada	CAD	115,000	12/20/10	4.00%	3-Month Canadian Bank Bill	(1,378,854)
Royal Bank of Canada	CAD	238,000	12/20/13	4.25%	3-Month Canadian Bank Bill	(2,523,760)
Royal Bank of Scotland	AUD	264,600	6/15/14	6-Month Australian Bank Bill	7.25%	3,220,374
Royal Bank of Scotland		$66,300	12/17/23	5.00%	3-Month USD-LIBOR	(953,072)
Royal Bank of Scotland		153,200	12/17/28	5.00%	3-Month USD-LIBOR	(2,360,076)
UBS	AUD	458,600	3/15/10	3-Month Australian Bank Bill	7.50%	370,445
UBS	BRL	187,500	1/2/12	BRL-CDI-Compounded	13.845%	(775,379)
UBS		¥2,570,000	6/17/13	1.50%	6-Month JPY-LIBOR	(488,150)

						$(6,520,421)

AUD—Australian Dollar

BRL—Brazilian Real

£/GBR—British Pound

CAD—Canadian Dollar

CDI—Inter-bank Deposit Certificate

CPI—Consumer Price Index

€/EUR—Euro

¥/JPY—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

The Portfolio received $29,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.
(5) Forward foreign currency contracts outstanding at July 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	July 31, 2008	(Depreciation)

Purchased:
8,229,000 Australian Dollar settling 8/7/08	$7,876,462	$7,732,551	$(143,911)
2,960,200 Australian Dollar settling 8/14/08	2,881,162	2,779,016	(102,146)
214,097,130 Brazilian Real settling 12/2/08	113,089,302	132,556,998	19,467,696
57,530,000 British Pound settling 8/11/08	114,901,875	113,868,165	(1,033,710)
9,503,000 Canadian Dollar settling 8/11/08	9,390,455	9,264,837	(125,618)
511,455,000 Chilean Peso settling 12/10/08	1,055,308	1,000,784	(54,524)
1,345,050,868 Chinese Yuan Renminbi settling 7/15/09	207,025,000	206,137,377	(887,623)
491,575,550 Indian Rupee settling 8/12/08	11,484,140	11,520,315	36,175
638,920,753 Indian Rupee settling 11/12/08	15,134,781	14,771,695	(363,086)
630,800 Malaysian Ringgit settling 8/4/08	200,000	193,730	(6,270)
630,800 Malaysian Ringgit settling 11/12/08	194,643	193,712	(931)
496,099 Mexican Peso settling 11/19/08	47,393	48,625	1,232
25,061,000 Norwegian Krone settling 9/9/08	4,809,803	4,863,465	53,662
28,486,904 Polish Zloty settling 5/6/09	12,622,698	13,530,463	907,765
170,468,800 Russian Ruble settling 11/5/08	6,845,724	7,252,682	406,958
253,989,334 Russian Ruble settling 11/19/08	10,224,104	10,799,814	575,710
2,129,148,928 Russian Ruble settling 5/6/09	88,640,415	89,488,231	847,816
179,031,992 Singapore Dollar settling 8/28/08	132,600,000	131,031,204	(1,568,796)
16,814,490 Singapore Dollar settling 11/21/08	12,302,377	12,354,003	51,626
2,596,750 South African Rand settling 12/10/08	321,062	343,808	22,746
4,585,506,990 South Korean Won settling 8/4/08	4,946,738	4,530,188	(416,550)
6,083,304 Taiwan Dollar settling 9/4/08	202,507	198,388	(4,119)
Sold:
464,000 Australian Dollar settling 8/7/08	451,319	436,007	15,312
129,629,720 Brazilian Real settling 12/2/08	72,889,781	80,259,490	(7,369,709)
147,143,000 British Pound settling 8/11/08	291,600,903	291,237,675	363,228
98,023,000 Canadian Dollar settling 8/11/08	95,819,757	95,566,359	253,398
114,792,000 Euro settling 8/26/08	182,034,284	178,860,553	3,173,731
491,575,550 Indian Rupee settling 8/12/08	11,621,172	11,520,315	100,857
658,920,000 Indian Rupee settling 11/19/08	15,200,000	15,223,695	(23,695)
1,776,866,000 Japanese Yen settling 9/8/08	16,507,565	16,476,542	31,023
475,290 Malaysian Ringgit settling 8/4/08	146,598	145,970	628
149,781,000 New Zealand Dollar settling 8/7/08	109,824,608	109,538,259	286,349
2,069,000 New Zealand Dollar settling 8/14/08	1,569,781	1,511,399	58,382
26,760,000 Polish Zloty settling 12/2/08	12,000,000	12,866,907	(866,907)
1,192,035,250 Russian Ruble settling 11/19/08	51,100,000	50,686,217	413,783
2,596,750 South African Rand settling 12/10/08	324,391	343,808	(19,417)
4,585,506,990 South Korean Won settling 8/4/08	4,541,455	4,530,188	11,267

			$14,092,332

(6) Short sales outstanding at July 31, 2008:

	Coupon	Maturity	Par	Proceeds	Value

Ginnie Mae	6.00%	TBA	$11,000,000	$11,099,688	$11,118,591
Deutsche Bundesrepublik	4.25%	7/4/39	102,300,000	147,182,460	149,397,332
Fannie Mae	5.50%	TBA	258,661,000	253,333,390	253,124,103
Fannie Mae	6.00%	TBA	140,000,000	139,621,875	140,634,340
U.S. Treasury Bonds & Notes	3.25%	12/31/09	54,700,000	55,244,361	55,430,792

					$609,705,158

Fixed Income SHares — Series H Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS—97.1%
Arizona—9.6%
$100	Apache Cnty. Industrial Dev. Auth. Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33	Baa3/BB+	$95,558
100	Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	78,658
100	Pima Cnty. Industrial Dev. Auth. Rev., Choice Education and Dev. Corp., 6.375%, 6/1/36	NR/NR	93,066

			267,282

California—8.5%
100	Statewide Community Dev. Auth. Rev., Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	88,747
150	Univ. Rev., 5.00%, 5/15/41, Ser. D (FGIC)	Aa2/AA-	147,612

			236,359

Colorado—3.1%
100	Health Facs. Auth. Rev., Volunteers of America, 5.25%, 7/1/27	NR/NR	85,821

Florida—3.0%
100	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	84,149

Illinois—3.2%
100	Finance Auth. Rev., Dekalb Supportive Living, 6.10%, 12/1/41 (b)	NR/NR	87,852

Indiana—3.1%
100	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (a)	NR/NR	86,358

Iowa—2.6%
100	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%,11/15/37	NR/NR	71,537

Maryland—6.4%
	Health & Higher Educational Facs. Auth. Rev.,
100	5.30%,1/1/37	NR/NR	80,285
100	6.00%,1/1/43	NR/BBB-	98,420

			178,705

Michigan—9.3%
100	Kalamazoo Economic Dev. Corp. Rev., 5.50%, 5/15/36	NR/NR	82,516
95	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	84,750
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	90,198

			257,464

Minnesota—6.5%
100	North Oaks Presbyterian Homes Rev., 6.125%, 10/1/39	NR/NR	96,296
100	St. Paul Housing & Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	82,792

			179,088

Missouri—3.2%
100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/25, Ser. B (b)	NR/NR	88,180

Fixed Income SHares — Series H Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

New Jersey—3.2%
$100	Middlesex Cnty. Improvement Auth. Rev., 6.125%, 1/1/25, Ser. B	NR/NR	$89,563

New Mexico—3.3%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	90,284

Ohio—3.1%
100	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2	Baa3/BBB	86,411

Pennsylvania—2.8%
100	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba2/BB	77,837

Tennessee—3.2%
100	Blount Cnty. Health & Educational Facs. Board Rev., 5.125%, 4/1/23, Ser. A	NR/NR	88,330

Texas—10.1%
100	Maverick Cnty. Public Fac. Corp. Rev., 6.375%, 2/1/29, Ser. A-1	NR/NR	88,156
100	North Texas Tollway Auth. Rev., 5.75%, 1/1/33, Ser. F	A3/BBB+	96,687
100	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	94,897

			279,740

Utah—6.6%
100	Spanish Fork City Rev., 5.55%, 11/15/21	NR/NR	93,139
100	Utah Cnty. Lincoln Academy Charter School Rev., GO, 5.875%, 6/15/37, Ser. A (a)	NR/NR	90,218

			183,357

Virginia—3.2%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	89,064

Wisconsin—3.1%
100	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	86,761

	Total Municipal Bonds (cost—$3,036,266)		2,694,142

Shares
EXCHANGE-TRADED FUND—0.1%
1,800	SSgA Tax Free Money Market Fund (cost—$1,800)		1,800

	Total Investments (cost—$3,038,066)	97.2%	2,695,942
	Other assets less liabilities	2.8	77,403

	Net Assets	100.0%	$2,773,345

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or person acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $176,576, representing 6.4% of net assets.

(b)	Subject to Alternative Minimum Tax.
Glossary:
FGIC—insured by Financial Guaranty Insurance Co.
GO—General Obligation Bond
NR—Not Rated
Other Investments:
(1)	Interest rate swap agreement outstanding at July 31, 2008:

			Rate Type
	Notional Amount	Termination	Payments Made	Payments Received	Unrealized
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	Depreciation

Deutsche Bank	$200	12/17/28	5.00%	3-Month USD-LIBOR	($2,040)

LIBOR—London Inter-Bank Offered Rate

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—377.6%
	Fannie Mae—200.9%
$95	2.919%, 8/25/21, CMO, FRN	Aaa/AAA	$94,667
3,654	4.00%, 11/25/19, CMO (j)	Aaa/AAA	3,384,997
438	4.074%, 5/1/34, FRN, MBS (j)	Aaa/AAA	440,264
59	4.168%, 5/1/17, FRN, MBS	Aaa/AAA	59,231
4,155	4.251%, 1/1/34, FRN, MBS (j)	Aaa/AAA	4,198,124
64	4.261%, 6/1/20, FRN, MBS	Aaa/AAA	64,429
92	4.361%, 5/1/18, FRN, MBS	Aaa/AAA	92,302
105	4.371%, 1/1/18, FRN, MBS	Aaa/AAA	103,769
587	4.449%, 10/1/34, FRN, MBS (j)	Aaa/AAA	590,848
300	4.50%, 11/25/14, CMO	Aaa/AAA	302,082
1,738	4.50%, 7/1/21, MBS (j)	Aaa/AAA	1,668,231
279	4.50%, 12/1/21, MBS	Aaa/AAA	267,990
569	4.50%, 1/1/22, MBS	Aaa/AAA	546,216
30	4.50%, 2/1/22, MBS	Aaa/AAA	29,167
7,011	4.50%, 4/1/22, MBS (j)	Aaa/AAA	6,728,315
28,360	4.50%, 5/1/22, MBS (j)	Aaa/AAA	27,228,974
1,120	4.50%, 6/1/22, MBS	Aaa/AAA	1,074,479
4,942	4.50%, 7/1/22, MBS (j)	Aaa/AAA	4,741,446
16,172	4.50%, 1/25/25, CMO (j)	Aaa/AAA	16,215,816
8,500	4.50%, 11/25/26, CMO (j)	Aaa/AAA	7,623,662
497	4.522%, 12/1/34, FRN, MBS (j)	Aaa/AAA	502,477
769	4.753%, 4/1/35, FRN, MBS (j)	Aaa/AAA	775,924
370	4.871%, 1/1/33, FRN, MBS (j)	Aaa/AAA	379,031
4,241	4.89%, 11/1/35, FRN, MBS (j)	Aaa/AAA	4,251,671
900	4.966%, 2/1/33, FRN, MBS (j)	Aaa/AAA	926,108
1,850	5.00%, 9/25/14, CMO (j)	Aaa/AAA	1,871,879
200	5.00%, 1/25/16, CMO	Aaa/AAA	201,931
258	5.00%, 9/1/17, MBS	Aaa/AAA	255,509
1,973	5.00%, 1/1/19, MBS (j)	Aaa/AAA	1,959,221
9,031	5.00%, 6/1/19, MBS (j)	Aaa/AAA	8,952,971
2,438	5.00%, 7/1/19, MBS (j)	Aaa/AAA	2,416,780
5,557	5.00%, 8/1/19, MBS (j)	Aaa/AAA	5,509,005
6,623	5.00%, 9/1/19, MBS (j)	Aaa/AAA	6,572,077
1,282	5.00%, 10/1/19, MBS (j)	Aaa/AAA	1,270,531
1,443	5.00%, 12/1/19, MBS (j)	Aaa/AAA	1,430,126
62	5.00%, 1/1/20, MBS	Aaa/AAA	61,612
72	5.00%, 2/1/20, MBS	Aaa/AAA	70,747
567	5.00%, 4/1/20, MBS (j)	Aaa/AAA	560,294
227	5.00%, 5/1/20, MBS	Aaa/AAA	224,625
2,542	5.00%, 10/1/20, MBS (j)	Aaa/AAA	2,511,165
2,427	5.00%, 11/1/20, MBS (j)	Aaa/AAA	2,397,377
286	5.00%, 12/1/20, MBS	Aaa/AAA	282,347
2,816	5.00%, 1/1/21, MBS (j)	Aaa/AAA	2,778,004

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

		Fannie Mae (continued)
$3,966		5.00%, 2/1/21, MBS (j)	Aaa/AAA	$3,916,917
370		5.00%, 3/1/21, MBS (j)	Aaa/AAA	364,347
301		5.00%, 4/1/21, MBS	Aaa/AAA	296,088
976		5.00%, 5/1/21, MBS (j)	Aaa/AAA	960,871
603		5.00%, 6/1/21, MBS (j)	Aaa/AAA	594,103
72		5.00%, 7/1/21, MBS	Aaa/AAA	71,074
94		5.00%, 9/1/21, MBS	Aaa/AAA	92,272
1,310		5.00%, 10/1/21, MBS (j)	Aaa/AAA	1,289,593
689		5.00%, 11/1/21, MBS	Aaa/AAA	678,232
63		5.00%, 12/1/21, MBS	Aaa/AAA	61,795
275		5.00%, 3/1/22, MBS	Aaa/AAA	270,035
660		5.00%, 3/1/23, MBS	Aaa/AAA	648,485
—	(f)	5.00%, 11/1/33, MBS	Aaa/AAA	45
61,138		5.00%, 6/1/35, MBS (j)	Aaa/AAA	58,320,185
711		5.00%, 9/1/35, MBS (j)	Aaa/AAA	678,195
373,590		5.00%, 10/1/35, MBS (j)	Aaa/AAA	356,373,787
136,063		5.00%, 2/1/36, MBS (j)	Aaa/AAA	129,792,956
190,379		5.00%, 9/1/36, MBS (j)	Aaa/AAA	181,605,460
1,271		5.00%, 11/1/36, MBS (j)	Aaa/AAA	1,210,321
23		5.00%, 1/1/37, MBS	Aaa/AAA	21,870
386		5.00%, 2/1/37, MBS	Aaa/AAA	366,574
1,300		5.00%, 4/1/37, MBS (j)	Aaa/AAA	1,235,668
149		5.00%, 5/1/37, MBS	Aaa/AAA	141,798
909		5.00%, 6/1/37, MBS	Aaa/AAA	864,329
1,045,100		5.00%, MBS, TBA (d)	Aaa/AAA	995,595,036
386		5.095%, 5/1/33, FRN, MBS (j)	Aaa/AAA	390,684
1,752		5.259%, 1/1/20, FRN, MBS (j)	Aaa/AAA	1,760,238
900		5.276%, 1/1/22, FRN, MBS (j)	Aaa/AAA	905,066
126		5.50%, 4/1/16, MBS	Aaa/AAA	127,271
21		5.50%, 1/1/17, MBS	Aaa/AAA	21,194
98		5.50%, 9/1/17, MBS	Aaa/AAA	99,249
48		5.50%, 10/1/17, MBS	Aaa/AAA	48,719
81		5.50%, 11/1/17, MBS	Aaa/AAA	82,341
27		5.50%, 1/1/18, MBS	Aaa/AAA	27,232
64		5.50%, 2/1/18, MBS	Aaa/AAA	65,045
134		5.50%, 4/1/18, MBS	Aaa/AAA	135,764
62		5.50%, 11/1/18, MBS	Aaa/AAA	62,244
121		5.50%, 12/1/18, MBS	Aaa/AAA	122,793
55		5.50%, 1/1/19, MBS	Aaa/AAA	55,266
32		5.50%, 4/1/19, MBS	Aaa/AAA	32,746
37		5.50%, 8/1/19, MBS	Aaa/AAA	36,947
74		5.50%, 9/1/19, MBS	Aaa/AAA	75,197
50		5.50%, 10/1/19, MBS	Aaa/AAA	50,262
23		5.50%, 3/1/20, MBS	Aaa/AAA	23,485
14		5.50%, 7/1/20, MBS	Aaa/AAA	14,095
68		5.50%, 10/1/20, MBS	Aaa/AAA	68,457
26		5.50%, 12/1/20, MBS	Aaa/AAA	25,827

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$4,788	5.50%, 1/1/21, MBS (j)	Aaa/AAA	$4,826,599
3,501	5.50%, 2/1/21, MBS (j)	Aaa/AAA	3,519,239
4,236	5.50%, 3/1/21, MBS (j)	Aaa/AAA	4,258,228
3,303	5.50%, 4/1/21, MBS (j)	Aaa/AAA	3,320,085
5,308	5.50%, 5/1/21, MBS (j)	Aaa/AAA	5,335,313
4,130	5.50%, 6/1/21, MBS (j)	Aaa/AAA	4,151,019
3,588	5.50%, 7/1/21, MBS (j)	Aaa/AAA	3,606,680
5,652	5.50%, 8/1/21, MBS (j)	Aaa/AAA	5,681,464
34	5.50%, 9/1/21, MBS	Aaa/AAA	34,266
5,747	5.50%, 10/1/21, MBS (j)	Aaa/AAA	5,777,085
12,050	5.50%, 11/1/21, MBS (j)	Aaa/AAA	12,112,005
53	5.50%, 12/1/21, MBS	Aaa/AAA	53,557
15,988	5.50%, 1/1/22, MBS (j)	Aaa/AAA	16,070,005
3,361	5.50%, 2/1/22, MBS (j)	Aaa/AAA	3,378,606
24,406	5.50%, 3/1/22, MBS (j)	Aaa/AAA	24,518,461
17,556	5.50%, 5/1/22, MBS (j)	Aaa/AAA	17,638,767
1,248	5.50%, 2/25/24, CMO (j)	Aaa/AAA	1,272,547
908	5.50%, 10/1/32, MBS (j)	Aaa/AAA	895,295
1,450	5.50%, 11/1/32, MBS (j)	Aaa/AAA	1,429,800
104	5.50%, 12/1/32, MBS	Aaa/AAA	102,842
2,541	5.50%, 1/1/33, MBS (j)	Aaa/AAA	2,504,097
2,634	5.50%, 2/1/33, MBS (j)	Aaa/AAA	2,596,194
354	5.50%, 3/1/33, MBS (j)	Aaa/AAA	348,534
4,875	5.50%, 4/1/33, MBS (j)	Aaa/AAA	4,799,898
1,309	5.50%, 5/1/33, MBS (j)	Aaa/AAA	1,288,878
17,014	5.50%, 6/1/33, MBS (j)	Aaa/AAA	16,753,196
14,989	5.50%, 7/1/33, MBS (j)	Aaa/AAA	14,758,647
485	5.50%, 8/1/33, MBS (j)	Aaa/AAA	477,710
2,986	5.50%, 9/1/33, MBS (j)	Aaa/AAA	2,940,095
53	5.50%, 10/1/33, MBS	Aaa/AAA	52,228
53	5.50%, 11/1/33, MBS	Aaa/AAA	52,557
3,620	5.50%, 12/1/33, MBS (j)	Aaa/AAA	3,564,622
6,630	5.50%, 1/1/34, MBS (j)	Aaa/AAA	6,528,732

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$307	5.50%, 2/1/34, MBS	Aaa/AAA	$302,342
355	5.50%, 3/1/34, MBS (j)	Aaa/AAA	349,908
19	5.50%, 4/1/34, MBS	Aaa/AAA	19,043
901	5.50%, 5/1/34, MBS (j)	Aaa/AAA	886,049
442	5.50%, 1/1/35, MBS (j)	Aaa/AAA	434,477
2,506	5.50%, 2/1/36, MBS (j)	Aaa/AAA	2,457,470
12,857	5.50%, 3/1/36, MBS (j)	Aaa/AAA	12,609,096
9,562	5.50%, 4/1/36, MBS (j)	Aaa/AAA	9,387,222
3,477	5.50%, 6/1/36, MBS (j)	Aaa/AAA	3,409,389
508	5.50%, 7/1/36, MBS (j)	Aaa/AAA	497,752
1,944	5.50%, 8/1/36, MBS (j)	Aaa/AAA	1,906,466
30,612	5.50%, 9/1/36, MBS (j)	Aaa/AAA	30,095,066
2,638	5.50%, 10/1/36, MBS (j)	Aaa/AAA	2,587,445
28,209	5.50%, 11/1/36, MBS (j)	Aaa/AAA	27,661,752
25,605	5.50%, 12/1/36, MBS (j)	Aaa/AAA	25,108,769
19,215	5.50%, 1/1/37, MBS (j)	Aaa/AAA	18,840,250
62,240	5.50%, 2/1/37, MBS (j)	Aaa/AAA	61,004,893
86,948	5.50%, 3/1/37, MBS (j)	Aaa/AAA	85,191,835
39,713	5.50%, 4/1/37, MBS (j)	Aaa/AAA	38,911,408
40,250	5.50%, 5/1/37, MBS (j)	Aaa/AAA	39,436,056
38,069	5.50%, 6/1/37, MBS (j)	Aaa/AAA	37,298,858
25,444	5.50%, 7/1/37, MBS (j)	Aaa/AAA	24,929,518
5,901	5.50%, 8/1/37, MBS (j)	Aaa/AAA	5,781,556
2,383	5.50%, 9/1/37, MBS (j)	Aaa/AAA	2,335,197
300	5.50%, 10/1/37, MBS	Aaa/AAA	293,932
9,797	5.50%, 11/1/37, MBS (j)	Aaa/AAA	9,599,167
1,708	5.50%, 12/1/37, MBS (j)	Aaa/AAA	1,673,532
16,053	5.50%, 1/1/38, MBS (j)	Aaa/AAA	15,728,328
90,189	5.50%, 2/1/38, MBS (j)	Aaa/AAA	88,433,122
17,127	5.50%, 3/1/38, MBS (j)	Aaa/AAA	16,779,122
11,581	5.50%, 4/1/38, MBS (j)	Aaa/AAA	11,346,129
36,971	5.50%, 5/1/38, MBS (j)	Aaa/AAA	36,220,344

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$53,632	5.50%, 6/1/38, MBS (j)	Aaa/AAA	$52,542,358
9,655	5.50%, 7/1/38, MBS (j)	Aaa/AAA	9,458,782
15,897	5.50%, 8/1/38, MBS (j)	Aaa/AAA	15,572,364
520,800	5.50%, MBS, TBA (d)	Aaa/AAA	509,624,255
888	5.584%, 5/1/28, FRN, MBS (j)	Aaa/AAA	901,536
300	6.00%, 6/1/23, MBS (j)	Aaa/AAA	305,561
214	6.00%, 8/1/26, MBS	Aaa/AAA	216,716
6,680	6.00%, 10/1/26, MBS (j)	Aaa/AAA	6,772,122
20,772	6.00%, 12/1/26, MBS (j)	Aaa/AAA	21,058,309
9,833	6.00%, 3/1/27, MBS (j)	Aaa/AAA	9,961,805
6,952	6.00%, 5/1/27, MBS (j)	Aaa/AAA	7,042,826
8,152	6.00%, 6/1/27, MBS (j)	Aaa/AAA	8,259,237
13,297	6.00%, 7/1/27, MBS (j)	Aaa/AAA	13,471,206
5,074	6.00%, 8/1/27, MBS (j)	Aaa/AAA	5,140,574
4,086	6.00%, 9/1/27, MBS (j)	Aaa/AAA	4,139,478
1,466	6.00%, 10/1/27, MBS (j)	Aaa/AAA	1,485,066
71	6.00%, 7/1/29, MBS	Aaa/AAA	71,780
442	6.00%, 12/1/31, MBS (j)	Aaa/AAA	448,487
18	6.00%, 1/1/33, MBS	Aaa/AAA	17,730
85	6.00%, 6/1/33, MBS	Aaa/AAA	85,706
16	6.00%, 3/1/34, MBS	Aaa/AAA	16,312
23	6.00%, 6/1/34, MBS	Aaa/AAA	23,493
31	6.00%, 7/1/34, MBS	Aaa/AAA	31,794
95	6.00%, 8/1/34, MBS	Aaa/AAA	95,715
114	6.00%, 9/1/34, MBS	Aaa/AAA	114,504
1,011	6.00%, 10/1/34, MBS (j)	Aaa/AAA	1,020,061
753	6.00%, 1/1/35, MBS (j)	Aaa/AAA	759,855
127	6.00%, 2/1/35, MBS	Aaa/AAA	128,314
105	6.00%, 4/1/35, MBS	Aaa/AAA	105,696
246	6.00%, 5/1/35, MBS	Aaa/AAA	248,208
2,660	6.00%, 7/1/35, MBS (j)	Aaa/AAA	2,678,990
13,878	6.00%, 8/1/35, MBS (j)	Aaa/AAA	13,979,118
111	6.00%, 9/1/35, MBS	Aaa/AAA	111,910
2,313	6.00%, 10/1/35, MBS (j)	Aaa/AAA	2,330,347
7,858	6.00%, 11/1/35, MBS (j)	Aaa/AAA	7,915,532
7,004	6.00%, 12/1/35, MBS (j)	Aaa/AAA	7,055,596
2,218	6.00%, 1/1/36, MBS (j)	Aaa/AAA	2,233,411
727	6.00%, 4/1/36, MBS (j)	Aaa/AAA	732,674
747	6.00%, 6/1/36, MBS (j)	Aaa/AAA	752,052
5,536	6.00%, 7/1/36, MBS (j)	Aaa/AAA	5,569,862

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$20,440	6.00%, 8/1/36, MBS (j)	Aaa/AAA	$20,567,621
27,828	6.00%, 9/1/36, MBS (j)	Aaa/AAA	27,991,137
37,803	6.00%, 10/1/36, MBS (j)	Aaa/AAA	38,037,966
962	6.00%, 11/1/36, MBS	Aaa/AAA	967,874
69,786	6.00%, 12/1/36, MBS (j)	Aaa/AAA	70,219,902
6,354	6.00%, 1/1/37, MBS (j)	Aaa/AAA	6,393,433
57,640	6.00%, 2/1/37, MBS (j)	Aaa/AAA	57,997,349
21,188	6.00%, 3/1/37, MBS (j)	Aaa/AAA	21,319,267
177	6.00%, 4/1/37, MBS	Aaa/AAA	177,775
8,815	6.00%, 5/1/37, MBS (j)	Aaa/AAA	8,869,818
1,678	6.00%, 7/1/37, MBS (j)	Aaa/AAA	1,692,187
902	6.00%, 9/1/37, MBS (j)	Aaa/AAA	907,421
1,248	6.00%, 11/1/37, MBS (j)	Aaa/AAA	1,255,988
8,173	6.00%, 1/1/38, MBS (j)	Aaa/AAA	8,220,393
3,243	6.00%, 2/1/38, MBS (j)	Aaa/AAA	3,261,797
2,309	6.00%, 3/1/38, MBS (j)	Aaa/AAA	2,322,471
200	6.00%, 7/1/38, MBS	Aaa/AAA	201,130
12,000	6.00%, MBS, TBA (d)	Aaa/AAA	12,054,372
36	6.036%, 3/25/41, CMO, FRN	Aaa/AAA	35,959
33	6.043%, 5/25/42, CMO, FRN	Aaa/AAA	32,423
34	6.468%, 9/1/32, FRN, MBS	Aaa/AAA	34,291
4	6.50%, 4/1/24, MBS	Aaa/AAA	3,946
132	6.50%, 1/1/25, MBS	Aaa/AAA	136,750
5	6.50%, 1/1/26, MBS	Aaa/AAA	4,837
10	6.50%, 5/1/26, MBS	Aaa/AAA	10,375
253	6.50%, 7/18/27, CMO	Aaa/AAA	262,752
147	6.50%, 1/1/29, MBS	Aaa/AAA	152,538
13	6.50%, 10/1/31, MBS	Aaa/AAA	13,830
158	6.50%, 2/1/32, MBS	Aaa/AAA	163,600
6	6.50%, 3/1/32, MBS	Aaa/AAA	6,076
124	6.50%, 8/1/32, MBS	Aaa/AAA	127,974
281	6.50%, 11/1/32, MBS	Aaa/AAA	290,078
154	6.50%, 10/1/33, MBS	Aaa/AAA	159,246
1,217	6.50%, 7/1/34, MBS (j)	Aaa/AAA	1,257,711
3,370	6.50%, 12/1/34, MBS (j)	Aaa/AAA	3,476,676
3,688	6.50%, 6/1/35, MBS (j)	Aaa/AAA	3,804,253
14	6.50%, 11/1/35, MBS	Aaa/AAA	14,694
884	6.50%, 3/1/36, MBS (j)	Aaa/AAA	909,133
3,945	6.50%, 4/1/36, MBS (j)	Aaa/AAA	4,057,400
59	6.50%, 5/1/36, MBS	Aaa/AAA	60,514
930	6.50%, 7/1/36, MBS (j)	Aaa/AAA	956,355

Fixed Income SHares — Series M Schedule of Investments
 July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$1,377	6.50%, 8/1/36, MBS (j)	Aaa/AAA	$1,415,749
974	6.50%, 9/1/36, MBS (j)	Aaa/AAA	1,001,865
536	6.50%, 10/1/36, MBS	Aaa/AAA	550,896
5,739	6.50%, 11/1/36, MBS (j)	Aaa/AAA	5,902,470
2,642	6.50%, 12/1/36, MBS (j)	Aaa/AAA	2,717,206
6,247	6.50%, 1/1/37, MBS (j)	Aaa/AAA	6,424,638
72	6.50%, 4/1/37, MBS	Aaa/AAA	74,442
477	6.50%, 5/1/37, MBS	Aaa/AAA	490,652
195	6.50%, 6/1/37, MBS	Aaa/AAA	200,482
5,226	6.50%, 7/1/37, MBS (j)	Aaa/AAA	5,372,902
278	6.50%, 8/1/37, MBS	Aaa/AAA	285,631
9,521	6.50%, 9/1/37, MBS (j)	Aaa/AAA	9,789,796
4,156	6.50%, 10/1/37, MBS (j)	Aaa/AAA	4,273,096
1,602	6.50%, 11/1/37, MBS (j)	Aaa/AAA	1,647,205
669	6.50%, 12/1/37, MBS	Aaa/AAA	687,574
2,244	6.50%, 1/1/38, MBS (j)	Aaa/AAA	2,307,156
6,411	6.50%, 3/1/38, MBS (j)	Aaa/AAA	6,590,798
222,500	6.50%, MBS, TBA (d)	Aaa/AAA	228,444,978
553	6.541%, 9/1/32, FRN, MBS (j)	Aaa/AAA	559,985
984	6.561%, 1/1/33, FRN, MBS (j)	Aaa/AAA	986,083
63	6.571%, 10/1/32, FRN, MBS	Aaa/AAA	63,850
404	6.601%, 12/1/32, FRN, MBS (j)	Aaa/AAA	410,720
18	6.725%, 11/1/32, FRN, MBS	Aaa/AAA	17,816
128	7.01%, 8/1/22, MBS	Aaa/AAA	135,761
59	7.01%, 11/1/22, MBS	Aaa/AAA	63,380
148	7.095%, 9/1/27, FRN, MBS	Aaa/AAA	149,645
665	7.172%, 9/1/35, FRN, MBS (j)	Aaa/AAA	680,904
21	7.50%, 9/1/30, MBS	Aaa/AAA	22,679
27	7.50%, 12/1/30, MBS	Aaa/AAA	28,666
3	7.50%, 7/1/31, MBS	Aaa/AAA	2,925
56	7.50%, 8/1/31, MBS	Aaa/AAA	60,671
66	7.50%, 11/1/31, MBS	Aaa/AAA	70,885
11	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	11,026
314	11.00%, 7/15/20, MBS (j)	Aaa/AAA	361,775

			3,940,169,284

	Freddie Mac—54.4%
7,860	2.858%, 8/15/32, CMO, FRN (j)	Aaa/AAA	7,783,707
655	2.908%, 9/15/16, CMO, FRN (j)	Aaa/AAA	650,059
146	2.908%, 8/15/29, CMO, FRN	Aaa/AAA	145,662
90	2.908%, 12/15/31, CMO, FRN	Aaa/AAA	89,827
24	2.958%, 9/15/30, CMO, FRN	Aaa/AAA	24,383
37	3.008%, 3/15/32, CMO, FRN	Aaa/AAA	36,447
33	3.058%, 5/15/29, CMO, FRN	Aaa/AAA	33,145
90	3.15%, 3/15/20, CMO, FRN	Aaa/AAA	89,376
223	3.15%, 2/15/24, CMO, FRN	Aaa/AAA	222,605
18	3.20%, 10/15/19, CMO, FRN	Aaa/AAA	17,757

Fixed Income SHares — Series M Schedule of Investments
 July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Freddie Mac (continued)
$261	3.45%, 12/15/13, CMO, FRN	Aaa/AAA	$261,893
1,072	3.537%, 5/1/34, FRN, MBS (j)	Aaa/AAA	1,075,322
145	3.65%, 9/15/22, CMO, FRN	Aaa/AAA	145,131
42	3.85%, 8/15/23, CMO, FRN	Aaa/AAA	42,113
45	4.50%, 5/15/18, CMO	Aaa/AAA	43,262
11,145	4.943%, 6/1/35, FRN, MBS (j)	Aaa/AAA	11,205,732
19,700	5.00%,12/14/18	Aaa/AAA	17,819,359
37,000	5.00%, 1/15/25, CMO (j)	Aaa/AAA	35,186,512
12,000	5.00%, 2/15/25, CMO (j)	Aaa/AAA	11,475,619
63	5.00%, 7/1/34, MBS	Aaa/AAA	59,704
336	5.00%, 4/1/35, MBS	Aaa/AAA	320,284
89	5.00%, 6/1/35, MBS	Aaa/AAA	84,595
98	5.00%, 8/1/35, MBS	Aaa/AAA	93,090
704	5.00%, 9/1/35, MBS (j)	Aaa/AAA	671,535
118	5.00%, 11/1/35, MBS	Aaa/AAA	112,400
40	5.00%, 12/1/35, MBS	Aaa/AAA	38,228
245	5.00%, 2/1/36, MBS	Aaa/AAA	233,936
655	5.13%, 10/1/32, FRN, MBS (j)	Aaa/AAA	659,776
21	5.207%, 7/1/32, FRN, MBS	Aaa/AAA	21,330
16	5.25%, 8/1/32, FRN, MBS	Aaa/AAA	16,678
216	5.297%, 4/1/32, FRN, MBS	Aaa/AAA	219,725
39	5.346%, 7/1/29, FRN, MBS	Aaa/AAA	39,414
364	5.50%, 1/1/35, MBS (j)	Aaa/AAA	357,713
823	5.50%, 6/1/35, MBS (j)	Aaa/AAA	808,614
1,728	5.50%, 7/1/36, MBS (j)	Aaa/AAA	1,692,753
16,081	5.50%, 7/1/37, MBS (j)	Aaa/AAA	15,738,862
86	5.50%, 8/1/37, MBS	Aaa/AAA	84,063
12,999	5.50%, 1/1/38, MBS (j)	Aaa/AAA	12,722,349
4,850	5.50%, 3/1/38, MBS (j)	Aaa/AAA	4,746,886
673	5.50%, 4/1/38, MBS (j)	Aaa/AAA	658,829
5,000	5.50%, 5/1/38, MBS (j)	Aaa/AAA	4,893,210
4,000	5.50%, 6/1/38, MBS (j)	Aaa/AAA	3,914,568
93,367	5.50%, 7/1/38, MBS (j)	Aaa/AAA	91,381,861
4,327	5.50%, 8/1/38, MBS (j)	Aaa/AAA	4,234,868
59,800	5.50%, MBS, TBA (d)	Aaa/AAA	58,463,829
79	5.636%, 8/1/29, FRN, MBS	Aaa/AAA	79,852
246	5.683%, 2/1/33, FRN, MBS	Aaa/AAA	247,134
408	5.766%, 2/1/29, FRN, MBS	Aaa/AAA	412,155
196	5.847%, 8/1/32, FRN, MBS	Aaa/AAA	198,046
12	5.973%, 1/1/33, FRN, MBS	Aaa/AAA	11,874
126	6.00%, 8/15/16, CMO	Aaa/AAA	130,343
1,124	6.00%, 4/1/17, MBS (j)	Aaa/AAA	1,148,143
121	6.00%, 5/1/17, MBS	Aaa/AAA	123,731
148	6.00%, 6/1/17, MBS	Aaa/AAA	151,573
294	6.00%, 7/1/17, MBS	Aaa/AAA	300,161
60,170	6.00%, 10/1/26, MBS (j)	Aaa/AAA	61,046,697
57,016	6.00%, 11/1/26, MBS (j)	Aaa/AAA	57,846,826
94,466	6.00%, 1/1/27, MBS (j)	Aaa/AAA	95,843,046
16,571	6.00%, 2/1/27, MBS (j)	Aaa/AAA	16,798,777
43,827	6.00%, 5/1/27, MBS (j)	Aaa/AAA	44,428,813

Fixed Income SHares — Series M Schedule of Investments
 July 31, 2008 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

		Freddie Mac (continued)
$38,741		6.00%, 6/1/27, MBS (j)	Aaa/AAA	$39,273,242
63,759		6.00%, 7/1/27, MBS (j)	Aaa/AAA	64,635,132
44,859		6.00%, 8/1/27, MBS (j)	Aaa/AAA	45,475,491
16,672		6.00%, 9/1/27, MBS (j)	Aaa/AAA	16,901,256
12,751		6.00%, 10/1/27, MBS (j)	Aaa/AAA	12,925,860
3,008		6.00%, 12/15/28, CMO (j)	Aaa/AAA	3,049,756
200		6.00%, 9/1/36, MBS	Aaa/AAA	201,420
9,999		6.00%, 10/1/37, MBS (j)	Aaa/AAA	10,062,748
33,997		6.00%, 1/1/38, MBS (j)	Aaa/AAA	34,213,351
450		6.00%, 7/1/38, MBS (j)	Aaa/AAA	452,919
269,050		6.00%, MBS, TBA (d)	Aaa/AAA	270,437,222
357		6.06%, 3/1/32, FRN, MBS	Aaa/AAA	359,601
196		6.475%, 1/1/32, FRN, MBS	Aaa/AAA	198,660
194		6.50%, 8/15/16, CMO	Aaa/AAA	202,427
45		6.50%, 12/15/23, CMO	Aaa/AAA	46,583
31		6.921%, 8/1/32, FRN, MBS	Aaa/AAA	31,537
31		7.00%, 4/1/29, MBS	Aaa/AAA	33,044
2		7.00%, 12/1/29, MBS	Aaa/AAA	2,177
—	(f)	7.00%, 1/1/30, MBS	Aaa/AAA	138
15		7.00%, 2/1/30, MBS	Aaa/AAA	15,581
27		7.00%, 3/1/30, MBS	Aaa/AAA	28,522
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,390
245		7.138%, 10/1/32, FRN, MBS	Aaa/AAA	247,371
240		7.50%, 8/15/30, CMO	Aaa/AAA	255,010

				1,066,435,620

		Ginnie Mae—120.5%
49		2.808%, 6/20/32, CMO, FRN	Aaa/AAA	48,449
1,432		3.00%, 10/20/27, CMO, FRN (j)	Aaa/AAA	1,434,591
24		4.75%, 3/20/30, FRN, MBS	Aaa/AAA	23,828
150		5.00%, 2/20/29, CMO	Aaa/AAA	151,515
130		5.125%, 11/20/23, FRN, MBS	Aaa/AAA	131,099
13		5.125%, 10/20/25, FRN, MBS	Aaa/AAA	13,245
9		5.125%, 11/20/25, FRN, MBS	Aaa/AAA	9,473
11		5.125%, 10/20/26, FRN, MBS	Aaa/AAA	10,820
25		5.125%, 10/20/27, FRN, MBS	Aaa/AAA	25,047
513		5.25%, 1/20/28, FRN, MBS	Aaa/AAA	515,879
51		5.25%, 2/20/28, FRN, MBS	Aaa/AAA	51,463
133		5.25%, 1/20/30, FRN, MBS	Aaa/AAA	133,634
290		5.375%, 3/20/17, FRN, MBS	Aaa/AAA	292,238
11		5.375%, 1/20/18, FRN, MBS	Aaa/AAA	10,932
77		5.375%, 5/20/18, FRN, MBS	Aaa/AAA	78,844
65		5.375%, 4/20/19, FRN, MBS	Aaa/AAA	66,406
14		5.375%, 5/20/19, FRN, MBS	Aaa/AAA	14,692
16		5.375%, 6/20/21, FRN, MBS	Aaa/AAA	16,326
34		5.375%, 1/20/22, FRN, MBS	Aaa/AAA	34,182
722		5.375%, 2/20/22, FRN, MBS	Aaa/AAA	727,680
38		5.375%, 4/20/22, FRN, MBS	Aaa/AAA	38,439
21		5.375%, 5/20/22, FRN, MBS	Aaa/AAA	21,843
84		5.375%, 6/20/22, FRN, MBS	Aaa/AAA	86,342
28		5.375%, 2/20/23, FRN, MBS	Aaa/AAA	28,057
30		5.375%, 3/20/23, FRN, MBS	Aaa/AAA	30,835

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Ginnie Mae (continued)
$33	5.375%, 4/20/23, FRN, MBS	Aaa/AAA	$33,378
172	5.375%, 4/20/24, FRN, MBS	Aaa/AAA	175,152
11	5.375%, 5/20/24, FRN, MBS	Aaa/AAA	10,745
4	5.375%, 4/20/25, FRN, MBS	Aaa/AAA	4,001
14	5.375%, 5/20/25, FRN, MBS	Aaa/AAA	13,877
26	5.375%, 6/20/25, FRN, MBS	Aaa/AAA	26,342
14	5.375%, 1/20/26, FRN, MBS	Aaa/AAA	13,596
18	5.375%, 6/20/26, FRN, MBS	Aaa/AAA	18,714
7	5.375%, 1/20/27, FRN, MBS	Aaa/AAA	7,528
86	5.375%, 2/20/27, FRN, MBS	Aaa/AAA	85,936
21	5.375%, 4/20/27, FRN, MBS	Aaa/AAA	21,102
39	5.375%, 6/20/27, FRN, MBS	Aaa/AAA	40,168
32	5.375%, 2/20/28, FRN, MBS	Aaa/AAA	31,721
83	5.375%, 3/20/28, FRN, MBS	Aaa/AAA	83,362
37	5.375%, 4/20/28, FRN, MBS	Aaa/AAA	37,753
27	5.375%, 4/20/29, FRN, MBS	Aaa/AAA	27,181
50	5.375%, 6/20/29, FRN, MBS	Aaa/AAA	51,012
31	5.375%, 5/20/30, FRN, MBS	Aaa/AAA	31,405
33	5.375%, 5/20/32, FRN, MBS	Aaa/AAA	33,311
49	5.375%, 6/20/32, FRN, MBS	Aaa/AAA	49,558
362	5.50%, 6/15/29, MBS (j)	Aaa/AAA	361,304
66	5.50%, 3/20/31, FRN, MBS	Aaa/AAA	66,759
60	5.50%, 3/20/32, FRN, MBS	Aaa/AAA	60,696
47	5.50%, 11/15/32, MBS	Aaa/AAA	46,515
257	5.50%, 12/15/32, MBS	Aaa/AAA	256,419
33	5.50%, 8/15/33, MBS	Aaa/AAA	32,465
1,543	5.50%, 1/15/34, MBS (j)	Aaa/AAA	1,534,776
1,093	5.50%, 3/15/34, MBS (j)	Aaa/AAA	1,087,670
26	5.50%, 4/15/34, MBS	Aaa/AAA	26,030
21	5.50%, 5/15/34, MBS	Aaa/AAA	20,949
445	5.50%, 8/15/35, MBS (j)	Aaa/AAA	442,391
6,266	5.50%, 9/15/35, MBS (j)	Aaa/AAA	6,230,622
14,027	5.50%, 10/15/35, MBS (j)	Aaa/AAA	13,950,271
2,444	5.50%, 11/15/35, MBS (j)	Aaa/AAA	2,431,138
1,239	5.50%, 12/15/35, MBS (j)	Aaa/AAA	1,232,884
406	5.50%, 1/15/36, MBS	Aaa/AAA	403,166
1,519	5.50%, 1/15/36, MBS (j)	Aaa/AAA	1,509,191
1,565	5.50%, 2/15/36, MBS (j)	Aaa/AAA	1,555,328
5,369	5.50%, 3/15/36, MBS (j)	Aaa/AAA	5,335,375
995	5.50%, 4/15/36, MBS (j)	Aaa/AAA	988,932
316	5.50%, 5/15/36, MBS	Aaa/AAA	314,129
565	5.50%, 2/15/37, MBS (j)	Aaa/AAA	561,023
9,100	5.50%, MBS, TBA (d)	Aaa/AAA	9,018,955
10	5.625%, 8/20/17, FRN, MBS	Aaa/AAA	9,895
6	5.625%, 8/20/18, FRN, MBS	Aaa/AAA	6,635

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Ginnie Mae (continued)
$13	5.625%, 7/20/20, FRN, MBS	Aaa/AAA	$13,177
6	5.625%, 7/20/21, FRN, MBS	Aaa/AAA	6,285
13	5.625%, 8/20/21, FRN, MBS	Aaa/AAA	13,034
20	5.625%, 9/20/21, FRN, MBS	Aaa/AAA	20,510
1,509	5.625%, 8/20/23, FRN, MBS (j)	Aaa/AAA	1,525,390
80	5.625%, 8/20/25, FRN, MBS	Aaa/AAA	80,839
16	5.625%, 9/20/25, FRN, MBS	Aaa/AAA	15,993
10	5.625%, 8/20/26, FRN, MBS	Aaa/AAA	10,612
8	5.625%, 7/20/27, FRN, MBS	Aaa/AAA	8,486
11	5.625%, 9/20/27, FRN, MBS	Aaa/AAA	11,228
79	5.625%, 8/20/28, FRN, MBS	Aaa/AAA	80,041
35	5.625%, 7/20/29, FRN, MBS	Aaa/AAA	35,682
4	6.00%, 6/15/28, MBS	Aaa/AAA	3,858
11	6.00%, 11/15/28, MBS	Aaa/AAA	11,450
9	6.00%, 1/15/29, MBS	Aaa/AAA	9,308
8	6.00%, 3/15/29, MBS	Aaa/AAA	7,734
7	6.00%, 4/15/29, MBS	Aaa/AAA	6,936
3	6.00%, 4/15/31, MBS	Aaa/AAA	2,831
3	6.00%, 7/15/31, MBS	Aaa/AAA	3,029
23	6.00%, 10/15/31, MBS	Aaa/AAA	23,095
49	6.00%, 1/15/32, MBS	Aaa/AAA	50,038
102	6.00%, 2/15/32, MBS	Aaa/AAA	103,224
52,579	6.00%, 7/20/32, CMO (j)	Aaa/AAA	53,649,077
102	6.00%, 10/15/32, MBS	Aaa/AAA	103,766
9	6.00%, 11/15/32, MBS	Aaa/AAA	9,086
9	6.00%, 1/15/33, MBS	Aaa/AAA	9,311
63	6.00%, 3/15/33, MBS	Aaa/AAA	64,211
71	6.00%, 4/15/33, MBS	Aaa/AAA	71,651
8	6.00%, 9/15/33, MBS	Aaa/AAA	8,219
21	6.00%, 11/15/34, MBS	Aaa/AAA	20,992
913	6.00%, 12/15/34, MBS (j)	Aaa/AAA	926,296
983	6.00%, 5/15/35, MBS (j)	Aaa/AAA	996,253
1,153	6.00%, 11/15/35, MBS (j)	Aaa/AAA	1,168,752
491	6.00%, 2/15/36, MBS	Aaa/AAA	497,816
2,145	6.00%, 3/15/36, MBS (j)	Aaa/AAA	2,172,897
11,710	6.00%, 4/15/36, MBS (j)	Aaa/AAA	11,864,408
1,798	6.00%, 5/15/36, MBS (j)	Aaa/AAA	1,821,785
3,957	6.00%, 6/15/36, MBS (j)	Aaa/AAA	4,009,906
241,122	6.00%, 7/15/36, MBS (j)	Aaa/AAA	244,296,540
32,069	6.00%, 8/15/36, MBS (j)	Aaa/AAA	32,488,854
10,177	6.00%, 9/15/36, MBS (j)	Aaa/AAA	10,310,867
25,294	6.00%, 10/15/36, MBS (j)	Aaa/AAA	25,625,846

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

		Ginnie Mae (continued)
$183,779		6.00%, 11/15/36, MBS (j)	Aaa/AAA	$186,185,125
2,528		6.00%, 12/15/36, MBS (j)	Aaa/AAA	2,561,216
4,874		6.00%, 1/15/37, MBS (j)	Aaa/AAA	4,937,079
6,332		6.00%, 2/15/37, MBS (j)	Aaa/AAA	6,413,158
3,391		6.00%, 3/15/37, MBS (j)	Aaa/AAA	3,434,797
68,034		6.00%, 4/15/37, MBS (j)	Aaa/AAA	68,908,863
176,880		6.00%, 5/15/37, MBS (j)	Aaa/AAA	179,153,303
58,792		6.00%, 6/15/37, MBS (j)	Aaa/AAA	59,547,448
47,260		6.00%, 7/15/37, MBS (j)	Aaa/AAA	47,867,630
30,636		6.00%, 8/15/37, MBS (j)	Aaa/AAA	31,030,872
120,690		6.00%, 9/15/37, MBS (j)	Aaa/AAA	122,234,845
104,052		6.00%, 10/15/37, MBS (j)	Aaa/AAA	105,384,079
350,483		6.00%, 11/15/37, MBS (j)	Aaa/AAA	354,977,652
343,821		6.00%, 12/15/37, MBS (j)	Aaa/AAA	348,244,133
157,618		6.00%, 1/15/38, MBS (j)	Aaa/AAA	159,645,798
33,629		6.00%, 2/15/38, MBS (j)	Aaa/AAA	34,061,472
34,081		6.00%, 3/15/38, MBS (j)	Aaa/AAA	34,519,256
78,025		6.00%, 4/15/38, MBS (j)	Aaa/AAA	79,028,182
1,331		6.00%, 5/15/38, MBS (j)	Aaa/AAA	1,348,219
20,336		6.00%, 6/15/38, MBS (j)	Aaa/AAA	20,594,157
3,615		6.00%, 7/15/38, MBS	Aaa/AAA	3,661,176
56,813		6.00%, 7/15/38, MBS (j)	Aaa/AAA	57,543,157
12,000		6.00%, MBS, TBA (d)	Aaa/AAA	12,091,873
3		6.50%, 5/15/23, MBS	Aaa/AAA	3,532
—	(f)	6.50%, 12/15/23, MBS	Aaa/AAA	500

				2,364,150,878

Other Government Agencies—1.8%
33,951		Small Business Administration Participation Certificates, 5.23%, 3/1/27	Aaa/AAA	33,504,020
1,796		Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,902,677

				35,406,697

		Total U.S. Government Agency Securities (cost—$7,452,388,791)		7,406,162,479

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—43.2%
Banking—11.2%
$17,300	American Express Bank FSB, 6.00%, 9/13/17	Aa3/A+	$16,079,589
24,600	American Express Centurion Bank, 6.00%, 9/13/17	Aa3/A+	22,942,772
	Bank of America Corp.,
8,400	5.75%,12/1/17	Aa2/AA	7,917,848
66,700	8.00%, 1/30/18, FRN (g)	A1/A+	61,791,547
30,000	Bank of America NA, 5.30%, 3/15/17	Aa1/AA	27,546,060
	Barclays Bank PLC,
48,500	5.45%, 9/12/12	Aa1/AA	48,736,729
4,400	7.434%, 12/15/17, FRN (a)(b)(c)(g)	Aa3/A+	3,803,131
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13, FRN (a)(b)(c)(g)	A1/A	9,781,387
17,500	JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa1/AA-	17,069,973
6,400	Wachovia Corp., 7.98%, 3/15/18, FRN (g)	A2/A	4,929,958

			220,598,994

Diversified Manufacturing—4.4%
87,900	General Electric Co., 5.25%, 12/6/17	Aaa/AAA	85,561,508

Drugs & Medical Products—0.7%
14,000	AstraZeneca PLC, 5.90%, 9/15/17	A1/AA-	14,459,956

Energy—1.0%
19,100	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	18,992,238

Financial Services—17.9%
	Bear Stearns Cos., Inc.,
3,600	6.40%, 10/2/17	Aa2/AA-	3,541,313
2,500	6.95%, 8/10/12	Aa2/AA-	2,581,940
£10,800	Citigroup Capital XVIII, 6.829%, 6/28/67, FRN	A1/A	17,851,991
$12,100	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A1/A	11,113,233
8,300	Citigroup Funding, Inc., 3.852%, 5/7/10, FRN	Aa3/AA-	8,194,167
	Citigroup, Inc.,
6,000	5.50%, 4/11/13	Aa3/AA-	5,874,006
84,600	6.125%, 5/15/18	Aa3/AA-	81,351,952
	General Electric Capital Corp., FRN,
€1,200	5.50%, 9/15/67 (a)(b)(c)	Aa1/AA+	1,684,570
$41,100	6.375%, 11/15/67	Aa1/AA+	38,128,100
104,900	Goldman Sachs Group, Inc., 6.75%, 10/1/37	A1/A+	93,428,556
49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (k)	A2/A	44,939,034
43,600	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A1/A+	40,997,210
2,600	Morgan Stanley, 6.00%, 4/28/15	Aa3/AA-	2,451,540

			352,137,612

Insurance—2.3%
16,500	American International Group, Inc., 8.175%, 5/15/68, (converts to FRN 5/15/38) (a)(b)(c)	A1/A	14,865,147
34,900	Progressive Corp., 6.70%, 6/15/67, (converts to FRN 6/15/17)	A2/A-	29,747,015

			44,612,162

Oil & Gas—0.5%
10,600	Valero Energy Corp., 6.625%, 6/15/37	Baa3/BBB	9,492,660

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Retail—0.9%
$16,800	Target Corp., 6.00%, 1/15/18	A2/A+	$17,022,718

Telecommunications—2.9%
	AT&T, Inc.,
44,600	5.50%, 2/1/18	A2/A	43,738,685
15,100	6.30%, 1/15/38	A2/A	14,310,572

			58,049,257

Tobacco—0.5%
9,700	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/15/37	Ba1/BBB	9,419,554

Transportation—0.7%
	Burlington Northern Santa Fe Corp.,
10,000	5.65%, 5/1/17	Baa1/BBB	9,753,660
3,700	6.15%, 5/1/37	Baa1/BBB	3,443,723

			13,197,383

Utilities—0.2%
4,000	Pacific Gas & Electric Co., 5.80%, 3/1/37	A3/BBB+	3,667,728

	Total Corporate Bonds & Notes (cost—$895,921,488)		847,211,770

MORTGAGE-BACKED SECURITIES—14.5%
	Adjustable Rate Mortgage Trust, CMO, VRN,
5,000	4.584%, 5/25/35	Aaa/AAA	4,729,499
778	5.378%, 11/25/35	Aaa/AAA	666,826
722	5.417%, 1/25/36	Aaa/AAA	638,448
3,250	Banc of America Funding Corp., 4.624%, 2/20/36, CMO, FRN	NR/AAA	2,990,740
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
367	4.599%, 1/25/34, VRN	Aaa/AAA	339,271
116	4.641%, 1/25/35, VRN	Aaa/AAA	111,928
557	4.957%, 2/25/34, VRN	Aaa/AAA	528,189
565	5.731%, 2/25/36, FRN	Aaa/AAA	445,075
	Bear Stearns Alt-A Trust, CMO, VRN,
6,238	5.041%, 6/25/34	Aaa/AAA	5,309,201
266	5.371%, 5/25/35	Aaa/AAA	226,486
48	Bear Stearns Mortgage Securities, Inc., 6.675%, 3/25/31, CMO, VRN	Aaa/NR	46,000
10,757	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(b)(c)	Aaa/NR	10,674,380
	Citigroup Mortgage Loan Trust, Inc., CMO,
1,494	4.70%, 12/25/35, FRN	NR/AAA	1,403,193
488	5.823%, 12/25/35, VRN	Aaa/AAA	359,933
3,505	Commercial Capital Access One, Inc., 7.706%, 11/15/28, CMO, VRN (a)(b)(c)	NR/NR	2,966,914
	Commercial Mortgage, CMO (a)(b)(c),
1,066	2.96%, 2/16/34, FRN	NR/NR	1,040,847
7,000	5.362%, 2/5/19	NR/AAA	6,950,527
2,000	5.665%, 2/5/19, VRN	NR/AA	1,995,325
	Countrywide Alternative Loan Trust, CMO,
1,100	2.631%, 1/25/37, FRN	Aaa/AAA	477,818
7,149	2.681%, 5/25/35, FRN	Aaa/AAA	4,547,427
5,065	2.721%, 12/25/35, FRN	Aaa/AAA	3,385,279
492	2.731%, 5/25/36, FRN	Aaa/AAA	198,254
487	5.890%, 11/25/35, VRN	Aaa/AAA	369,460

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
$61	2.731%, 2/25/35, FRN	Aaa/AAA	$50,285
592	2.761%, 4/25/46, FRN	Aaa/AAA	241,924
1,863	2.771%, 3/25/35, FRN	Aaa/AAA	1,267,101
2,444	2.781%, 3/25/35, FRN	Aaa/AAA	1,599,504
1,260	2.851%, 2/25/35, FRN	Aaa/AAA	928,384
804	5.157%, 4/25/35, FRN (e)	Aaa/AAA	465,631
529	5.372%, 10/20/35, VRN	Aaa/AAA	434,167
802	5.794%, 5/20/36, VRN	Aaa/AAA	624,368
32	Credit Suisse First Boston Mortgage Securities Corp., 3.431%, 3/25/32, CMO, FRN (a)(b)(c)	Aaa/AAA	29,041
500	Credit Suisse Mortgage Capital Certificates, 5.383%, 2/15/40, CMO	Aaa/NR	454,855
467	Downey Savings & Loan Assoc. Mortgage Loan Trust, 2.778%, 7/19/45, CMO, FRN	Aaa/AAA	217,345
7,872	First Horizon Asset Securities, Inc., 2.861%, 11/25/33, CMO, FRN	NR/AAA	7,707,628
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO	NR/BBB	841,936
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (a)(b)(c)	NR/AAA	1,590,667
334	GSR Mortgage Loan Trust, 6.425%, 4/25/35, CMO, VRN	Aaa/AAA	210,646
	Harborview Mortgage Loan Trust, CMO, FRN,
7,161	2.648%, 2/19/46	Aaa/AAA	4,615,754
5,010	2.678%, 5/19/35	Aaa/AAA	3,250,217
464	2.708%, 1/19/38	Aaa/AAA	184,573
571	2.708%, 9/19/46	Aaa/AAA	232,913
35,067	Hilton Hotel Pool Trust, 0.862%, 10/3/15, CMO, IO, VRN (a)(b)(c)	Aaa/AAA	494,059
	Homebanc Mortgage Trust, CMO,
597	2.641%, 12/25/36, FRN	Aaa/AAA	438,198
7,800	5.910%, 4/25/37, VRN	Aaa/AAA	3,771,955
	Indymac Index Mortgage Loan Trust, CMO,
1,247	2.741%, 3/25/35, FRN	Aaa/AAA	839,310
4,265	5.00%, 8/25/35, FRN	Aaa/AAA	2,552,647
457	5.099%, 9/25/35, VRN	Aaa/AAA	351,066
444	5.278%, 6/25/35, VRN	Aaa/AAA	337,564
7,646	5.431%, 9/25/35, VRN	Aaa/AAA	4,786,593
3,765	5.503%, 10/25/35, VRN	Aaa/AAA	2,839,255
5,500	5.984%, 6/25/36, VRN	Aaa/AAA	4,243,494
	Indymac Mortgage Loan Trust, CMO,
791	2.761%, 11/25/35, FRN	Aaa/AAA	424,108
7,900	5.935%, 8/25/36, VRN	Aaa/AAA	5,044,890
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
27,382	2.833%, 7/15/19, FRN (a)(b)(c)	Aaa/NR	26,355,649
600	5.336%, 5/15/47	Aaa/AAA	553,451
2,000	6.465%, 11/15/35	NR/AAA	2,047,833
	JPMorgan Mortgage Trust, CMO,
3,127	4.347%, 9/25/34, FRN	NR/AAA	2,901,521
580	4.882%, 4/25/35, VRN	Aaa/AAA	519,016
734	5.403%, 11/25/35, VRN	Aaa/AAA	655,068
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN
561	2.701%, 5/25/37	Aaa/AAA	341,619
100	3.788%, 11/21/34	Aaa/AAA	91,873
	MASTR Reperforming Loan Trust, CMO,
3,334	7.00%, 5/25/35 (a)(b)(c)	Aaa/AAA	3,407,680
5,107	7.50%, 7/25/35	Aaa/AAA	5,344,042
3,083	8.00%, 7/25/35	Aaa/AAA	3,258,551

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$385	Mellon Residential Funding Corp., 3.171%, 10/20/29, CMO, FRN	NR/AAA	$369,827
1,400	Merrill Lynch Alternative Note Asset, 2.761%, 3/25/37, CMO, FRN	Aaa/AAA	852,737
	Merrill Lynch Countrywide Commercial Mortgage Trust, CMO,
600	5.378%, 8/12/48	Aaa/AAA	544,908
7,700	5.485%, 3/12/51, VRN	Aaa/NR	7,026,312
	MLCC Mortgage Investors, Inc., CMO, FRN,
158	2.838%, 3/15/25	Aaa/AAA	119,051
435	3.309%, 7/25/29	Aaa/AAA	407,517
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	NR/AAA	35,379,051
500	5.544%, 11/12/49, VRN	NR/NR	437,914
1,100	5.692%, 4/15/49, VRN	Aaa/AAA	1,016,371
28,450	5.731%, 7/12/44, VRN	NR/AAA	27,138,242
455	Morgan Stanley Dean Witter Capital I, 5.178%, 3/25/33, CMO, FRN	Aaa/AAA	450,255
4,448	Nomura Asset Acceptance Corp., 5.703%, 2/25/36, CMO, VRN	AAA/AAA	2,657,048
522	Opteum Mortgage Acceptance Corp., 2.721%, 7/25/35, CMO, FRN	Aaa/AAA	433,896
461	Residential Accredit Loans, Inc., 5.714%, 2/25/36, CMO, VRN	Aaa/AAA	335,063
54	Residential Asset Securitization Trust, 2.961%, 3/25/33, CMO, FRN	NR/AAA	49,752
3,854	Residential Funding Mortgage Sec I, 6.443%, 3/25/35, CMO, VRN	Aaa/AAA	3,637,559
600	Sovereign Commercial Mortgage Securities Trust,
	5.778%, 7/22/30, CMO, VRN (a)(b)(c)	NR/NR	585,385
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,540	2.951%, 6/25/34, FRN	Aaa/AAA	1,328,085
1,590	3.861%, 5/25/35, FRN	Aaa/AAA	1,085,902
7,900	5.246%, 5/25/36, FRN	Aaa/AAA	6,892,914
7,900	5.431%, 9/25/36, VRN	Aaa/AAA	6,487,421
58	5.45%, 1/25/36, VRN	NR/AAA	49,541
240	6.054%, 10/25/34, VRN	Aaa/AAA	221,045
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
16,537	2.641%, 6/25/36	Aaa/AAA	10,162,247
7,768	2.681%, 5/25/36	Aaa/AAA	4,777,403
561	2.721%, 5/25/46	Aaa/AAA	236,535
1,359	2.808%, 3/19/	Aaa/AAA	1,219,679
1,682	2.828%, 12/19/33	Aaa/AAA	1,455,196
	Structured Asset Securities Corp., CMO, FRN,
361	4.995%, 2/25/34	Aaa/AAA	343,165
7	6.104%, 5/25/32	Aaa/AAA	6,575
524	Wachovia Mortgage Loan Trust LLC, 5.446%, 10/20/35, CMO, FRN	Aaa/AAA	463,502
	Washington Mutual, Inc., CMO, FRN,
34	2.731%, 12/25/45	Aaa/AAA	22,493
1,088	2.781%, 1/25/45	Aaa/AAA	771,116
600	2.871%, 11/25/45	Aaa/AAA	247,137
956	2.933%, 11/25/34	Aaa/AAA	820,947
5,250	2.953%, 10/25/44	Aaa/AAA	4,355,739
639	4.041%, 6/25/47	Aaa/AAA	276,010
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,203	3.30%, 7/25/37, FRN	Aaa/NR	1,040,426
12,200	4.317%, 7/25/35, FRN	Aaa/AAA	11,343,756
1,108	4.555%, 1/25/35, FRN	Aaa/NR	1,055,632
750	4.674%, 8/25/34, FRN	Aaa/AAA	660,209
509	5.00%, 6/25/18	Aaa/AAA	489,300

	Total Mortgage-Backed Securities (cost—$321,060,976)		284,200,264

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

ASSET-BACKED SECURITIES—4.8%
$922	Aames Mortgage Investment Trust, 2.861%, 10/25/35, FRN	NR/AAA	$853,413
84	Amortizing Residential Collateral Trust, 2.731%, 6/25/32, FRN	NR/AAA	75,158
1,484	Bayview Financial Asset Trust, 2.861%, 12/25/39, FRN (a)(b)(c)(e)	Aaa/NR	863,303
5,160	Bear Stearns Asset Backed Securities, Inc., 3.051%, 6/25/43, FRN	Aaa/AAA	4,563,603
2,008	Bear Stearns Asset Backed Securities Trust, 2.541%, 10/25/36, FRN	NR/NR	1,931,794
72	Cendant Mortgage Corp., 5.988%, 7/25/43, VRN (a)(b)(c)	NR/NR	66,006
15,200	Citibank Omni Master Trust, 3.558%, 12/23/13, FRN (a)(b)(c)	Aaa/AAA	15,298,560
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	712,455
	Countrywide Asset-Backed Certificates, FRN,
9,945	2.551%, 1/25/46	Aaa/AAA	9,542,872
553	2.931%, 11/25/33 (a)(b)(c)	Aaa/AAA	496,441
1,351	2.941%, 12/25/31	Aaa/AAA	841,519
465	Credit Suisse First Boston Mortgage Securities Corp.,
	2.711%, 1/25/43, FRN (a)(b)(c)	Aaa/AAA	453,922
1,138	Credit-Based Asset Servicing & Securitization LLC,
	3.361%, 11/25/33, FRN	Aaa/AAA	1,073,566
2,223	Denver Arena Trust, 6.94%, 11/15/19 (a)(b)(c)	NR/NR	2,135,346
54	EMC Mortgage Loan Trust, 2.831%, 5/25/40, FRN (a)(b)(c)	Aaa/AAA	50,329
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
105	2.841%, 10/25/34	Aaa/NR	96,571
5,730	2.861%, 4/25/35	Aa1/AA+	4,746,859
11	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	11,450
	Ford Credit Auto Owner Trust, FRN,
10,500	3.358%, 1/15/11	Aaa/AAA	10,507,563
800	3.658%, 12/15/10	Aaa/AAA	803,287
50	Fremont Home Loan Owner Trust, 3.251%, 12/25/29, FRN	Aaa/AAA	36,104
2,696	Fremont Home Loan Trust, 2.521%, 1/25/37, FRN	Aaa/AAA	2,563,332
	Green Tree Financial Corp.,
5,451	6.18%, 4/1/30	Ba3/NR	4,921,271
4,382	6.81%, 12/1/27, VRN	Ba1/BBB	4,278,194
1,328	6.87%, 4/1/30, VRN	Ba3/NR	1,233,360
1,000	7.06%, 2/1/31, VRN	NR/B-	778,835
830	7.40%, 6/15/27	A2/AA	863,691
399	7.55%, 1/15/29, VRN	NR/A+	397,100
445	HSI Asset Securitization Corp. Trust, 2.511%, 12/25/36, FRN	Aaa/AAA	405,394
	Lehman XS Trust, FRN,
578	2.691%, 8/25/46	Aaa/AAA	256,439
785	2.701%, 11/25/46	Aaa/AAA	314,204
1,658	Long Beach Mortgage Loan Trust, 3.886%, 3/25/32, FRN	A1/NR	1,279,017
500	Madison Avenue Manufactured Housing Contract, 3.911%, 3/25/32, FRN	Baa1/A+	431,415
1,957	Mesa Trust Asset Backed Certificates, 2.861%, 12/25/31, FRN (a)(b)(c)	Aaa/AAA	1,934,328
1,572	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	1,537,540
	Morgan Stanley Mortgage Loan Trust, FRN,
400	2.691%, 2/25/37	Aaa/AAA	137,582
700	2.821%, 4/25/37	Aaa/AAA	409,792
200	RAAC Series, 2.861%, 6/25/47, FRN	Aaa/AAA	120,032
	Residential Asset Mortgage Products, Inc.,
4,631	5.634%, 1/25/34	Aaa/AAA	4,079,467
2,000	5.90%, 7/25/34	Baa3/BBB	926,981
	Residential Asset Securities Corp.,
3,000	2.891%, 3/25/35, FRN	Aa2/AA	2,400,708

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$382	7.14%, 4/25/32, VRN	Ba1/BBB	$114,452
1,841	SACO I, Inc., 2.841%, 11/25/35, FRN	Aaa/AAA	1,387,680
	South Carolina Student Loan Corp., FRN,
1,000	3.207%, 9/2/14	Aaa/AAA	998,438
2,800	3.257%, 3/1/18	Aaa/AAA	2,750,126
3,600	3.457%, 3/2/20	Aaa/AAA	3,475,688
600	3.707%, 9/3/24	Aaa/AAA	572,813
431	Vanderbilt Acquisition Loan Trust, 5.70%, 9/7/23, VRN	Aaa/AAA	420,153

	Total Asset-Backed Securities (cost—$102,780,991)		94,148,153

MUNICIPAL BONDS—4.2%
California—1.1%
2,400	Educational Facs. Auth., 4.75%, 10/1/37, Ser. A	Aa1/AA+	2,308,296
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	A2/A	4,522,250
3,500	5.00%, 6/1/38	A2/A	3,142,405
5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A-2	Aa3/AA-	5,006,250
	State, GO,
5,400	5.00%, 6/1/37	A1/A+	5,239,188
1,300	5.00%, 11/1/37	A1/A+	1,261,039
985	Tobacco Securitization Auth. Rev., Ser. A,
	5.40%, 6/1/27, Ser. A2	Baa3/BBB	867,371

			22,346,799

Florida—0.3%
	State Board of Education, GO,
1,600	4.75%, 6/1/37, Ser. B (MBIA)	Aaa/AAA	1,482,288
4,000	4.75%, 6/1/37, Ser. C	Aa1/AAA	3,711,600

			5,193,888

Illinois—0.2%
7,505	Will County Community High School Dist. No. 210, GO, zero coupon, 1/1/21 (FSA)	NR/NR	4,047,446

Iowa—0.1%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	3,220,158

New Jersey—0.8%
21,340	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	15,146,919

New York—0.2%
4,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AA+	4,022,840

Ohio—0.9%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	Baa3/BBB	5,011,838
9,300	5.875%, 6/1/47	Baa3/BBB	7,513,563
5,320	6.00%, 6/1/42	Baa3/BBB	4,459,118

			16,984,519

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Texas—0.6%
$2,380	Keller Independent School Dist., GO, 4.75%, 8/15/30 (PSF-GTD)	Aaa/AAA	$2,341,634
9,800	State, Transit Rev., GO, 4.75%, 4/1/37	Aa1/AA	9,313,920

			11,655,554

	Total Municipal Bonds (cost—$90,597,065)		82,618,123

Shares
CONVERTIBLE PREFERRED STOCK—1.8%
Banking—1.1%
15,500	Bank of America Corp., 7.25%, 1/30/13	A1/A+	14,457,625
8,500	Wachovia Corp., 7.50%, 12/31/49	A2/A	7,396,912

			21,854,537

Insurance—0.7%
228,667	American International Group, Inc., 8.50%, 8/1/11,	NR/NR	13,152,926

	Total Convertible Preferred Stock (cost—$41,062,875)		35,007,463

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—4.6%
U.S. Treasury Bills (h)—1.3%
$24,850		1.15%-1.89%, 9/11/08-9/25/08 (cost—$24,797,236)		24,797,236

U.S. Government Agency Securities—0.0%
		Fannie Mae, CMO,
17		2.861%, 3/25/09, FRN	Aaa/AAA	17,401
148		3.269%, 12/25/08, FRN	Aaa/AAA	147,548
—	(f)	6.50%, 2/25/09	Aaa/AAA	233

		Total U.S. Government Agency Securities (cost—$165,195)		165,182

Repurchase Agreements—3.3%
66,000		Credit Suisse First Boston, dated 7/31/08, 2.00%-2.02%, due 8/1/08, proceeds $66,003, 697; collateralized by U.S. Treasury Inflation Index Notes, 1.875%-2.00%, 4/15/12-7/15/15, valued at $67,252,645 including accrued interest (cost—$66,000,000)		66,000,000

		Total Short-Term Investments (cost—$90,962,431)		90,962,418

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Contracts/
Notional
Amount		Value*

OPTIONS PURCHASED (i)—0.4%
	Call Options—0.3%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$972,000,000	strike rate 3.60%, expires 12/19/08	$5,325,394
	Fannie Mae (OTC),
116,000,000	strike price $106, expires 8/6/08	1
195,000,000	strike price $106.50, expires 9/4/08	2
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	875,328
	U.S. Treasury Notes 10 yr. Futures (CBOT),
690	strike price $126, expires 8/22/08	12,831
	U.S. Treasury Notes 2 yr. Futures (CBOT),
1,341	strike price $110, expires 8/22/08	22,934
2,683	strike price $110.50, expires 8/22/08	45,530
13,126	strike price $111, expires 8/22/08	221,304
	U.S. Treasury Notes 5 yr. Futures (CBOT),
6,000	strike price $125, expires 8/22/08	51,960
5,000	strike price $125.50, expires 8/22/08	43,185
1,048	strike price $126, expires 8/22/08	9,028

		6,607,497

	Put Options—0.1%
	Fannie Mae (OTC),
73,000,000	strike price $73, expires 10/7/08	1
186,200,000	strike price $74, expires 10/7/08	637
250,000,000	strike price $77, expires 9/4/08	2
120,800,000	strike price $78, expires 10/7/08	158
25,000,000	strike price $86, expires 9/4/08	112
80,500,000	strike price $91.25, expires 10/7/08	1,104
	Freddie Mac (OTC),
323,000,000	strike price $89.50, expires 8/6/08	3
	Ginnie Mae (OTC),
178,000,000	strike price $81, expires 9/15/08	59
796,200,000	strike price $85, expires 10/15/08	18,050
13,800,000	strike price $85.50, expires 9/15/08	13
15,000,000	strike price $86, expires 8/13/08	—
5,000,000	strike price $87, expires 9/15/08	9
202,000,000	strike price $88, expires 10/16/08	15,253
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	902,088
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
492	strike price $92, expires 8/22/08	6,661
	U.S. Treasury Notes 10 yr. Futures (CBOT),
3,774	strike price $92, expires 8/22/08	53,942

		998,092

	Total Options Purchased (cost—$9,660,378)	7,605,589

	Total Investments before options written
	(cost—$9,004,434,995)—451.1%	8,847,916,259

Fixed Income SHares — Series M Schedule of Investments
July 31, 2008 (unaudited)

Notional
Amount			Value*

OPTIONS WRITTEN (i)—(0.4)%
	Call Options—(0.4)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$323,800,000	strike rate 4.68%, expires 12/19/08		$(7,412,494)

	Put Options—(0.0)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
57,000,000	strike rate 5.10%, expires 3/16/09		(431,547)

	Total Options Written (premiums received—$10,318,105)		(7,844,041)

	Total Investments net of options written (cost—$8,994,116,890)	450.7%	8,840,072,218
	Other liabilities in excess of other assets	(350.7)	(6,878,494,551)

	Net Assets	100.0%	$1,961,577,667

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or person acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $107,522,944, representing 5.48% of net assets.

(b)	Illiquid security.

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Delayed-delivery security. To be delivered after July 31, 2008.

(e)	Securities with an aggregate value of $1,328,934, representing 0.07% of net assets, have been fair-valued using methods as described above.

(f)	Principal amount less than $500.

(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated as collateral for futures contracts, options written, delayed-delivery securities and swaps.

(i)	Non-income producing.

(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

(k)	Issuer in default as of September 16, 2008.
Glossary:
£—British Pound
€—Euro
CBOT—Chicago Board of Trade
CMO—Collateralized Mortgage Obligation
FGIC—insured by Financial Guaranty Insurance Co.
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2008.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
IO—Interest Only
LIBOR—London Inter-Bank Offered Rate
MBIA—insured by Municipal Bond Investors Assurance
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over the Counter
PSF—Public School Fund
TBA—To Be Announced
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2008.

Other Investments:
(1) Futures contracts outstanding at July 31, 2008:

		Market Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation

Short: Financial Future Euro—90 day	(32)	$(7,753)	3/16/09	$(144,800)

(2) Transactions in options written for the nine months ended July 31, 2008:

	Contracts/Notional	Premiums

Options outstanding, October 31, 2007	645,005,884	$12,853,823
Options written	537,800,200	11,128,263
Options terminated in closing transactions	(802,006,084)	(13,663,981)

Options outstanding, July 31, 2008	380,800,000	$10,318,105

(3) Credit default swap contracts outstanding at July 31, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Portfolio	(Depreciation)

BNP Paribas:
Fannie Mae	$33,000	3/20/13	(0.74)%	$(467,515)
Deutsche Bank:
Dow Jones CDX	259,200	6/20/13	(1.55)%	2,062,282
Goldman Sachs:
Bear Stearns	15,500	3/20/10	8.25%	1,986,656
Bear Stearns	8,700	3/20/10	8.50%	1,152,388
Fannie Mae	8,000	3/20/13	0.80%	134,154
MeadWestvaco	2,900	6/20/12	(0.519)%	122,381
SLM	5,600	3/20/13	2.95%	(287,163)
SLM	10,000	3/20/13	3.00%	(494,313)
Lehman Brothers:
Freddie Mac	25,000	3/20/13	0.83%	451,758
Freddie Mac	20,000	3/20/13	0.87%	396,102
Freddie Mac	3,900	3/20/13	2.48%	80,488
Weyerhaeuser	3,400	6/20/12	(0.47)%	149,485
Morgan Stanley:
Commercial Mortgage-Backed Index	4,900	12/13/49	0.08%	324,192
Dow Jones CDX	29,000	12/20/12	0.72%	349,566
Dow Jones CDX	16,200	6/20/13	(1.55)%	(101,124)
Freddie Mac	1,000	3/20/13	1.58%	(16,836)

				$5,842,501

(4) Interest rate swap agreements outstanding at July 31, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	(Depreciation)

Bank of America	$242,500	12/17/28	5.00%	3-Month USD-LIBOR	$(1,471,937)
Barclays Bank	199,800	12/17/18	5.00%	3-Month USD-LIBOR	(4,804,730)
Citigroup	53,100	12/17/18	5.00%	3-Month USD-LIBOR	(186,259)
Deutsche Bank	¥24,170,000	6/17/13	1.50%	6-Month JPY-LIBOR	(4,648,133)
Deutsche Bank	$278,600	12/17/18	5.00%	3-Month USD-LIBOR	(4,466,097)
Goldman Sachs	6,500	12/17/18	5.00%	3-Month USD-LIBOR	(54,130)
Goldman Sachs	90,000	12/15/35	3-Month USD-LIBOR	5.00%	(590,689)
Lehman Brothers	13,400	12/17/23	5.00%	3-Month USD-LIBOR	(53,016)
Merrill Lynch & Co.	92,700	12/17/18	5.00%	3-Month USD-LIBOR	(2,131,887)
Merrill Lynch & Co.	89,200	12/17/23	5.00%	3-Month USD-LIBOR	(1,101,747)
Merrill Lynch & Co.	125,500	12/17/28	5.00%	3-Month USD-LIBOR	(286,805)
Morgan Stanley	205,600	6/17/10	3-Month USD-LIBOR	4.00%	1,128,162
Morgan Stanley	41,300	12/17/13	4.00%	3-Month USD-LIBOR	(469,857)
Morgan Stanley	510,200	12/17/18	5.00%	3-Month USD-LIBOR	(11,839,096)

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	(Depreciation)

Royal Bank of Scotland	$278,400	6/17/10	3-Month USD-LIBOR	4.00%	$1,432,972
Royal Bank of Scotland	5,600	12/17/13	4.00%	3-Month USD-LIBOR	(54,749)
Royal Bank of Scotland	74,100	12/17/23	5.00%	3-Month USD-LIBOR	(1,065,198)
Royal Bank of Scotland	12,800	12/17/28	5.00%	3-Month USD-LIBOR	(50,500)

					$(30,713,696)

¥/JPY	— Japanese Yen

LIBOR	— London Inter-Bank Offered Rate
The Fund received $10,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.
(5) Forward foreign currency contracts outstanding at July 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	July 31, 2008	(Depreciation)

Purchased:
417,181,000 Japanese Yen settling 9/8/08	$3,867,567	$3,868,440	$873
Sold:
8,857,000 British Pound settling 8/11/08	17,487,149	17,530,512	(43,363)
1,159,000 Euro settling 8/26/08	1,837,913	1,805,870	32,043
709,291,000 Japanese Yen settling 9/8/08	6,589,505	6,577,121	12,384

			$1,937

(6) Open reverse repurchase agreements at July 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par

Credit Suisse First Boston	2.375%	7/21/08	8/20/08	$1,680,794,859	$1,679,576,000
	2.375%	7/31/08	8/20/08	43,110,844	43,108,000
	2.38%	7/21/08	8/20/08	818,595	818,000
Deutsche Bank	2.38%	7/14/08	8/13/08	736,876	736,000
	2.40%	7/14/08	8/13/08	68,665,299	68,583,000
	2.40%	7/24/08	8/13/08	611,326	611,000
	2.43%	7/23/08	8/13/08	12,507,594	12,500,000
Lehman Brothers	2.38%	7/14/08	8/13/08	2,847,989,079	2,844,604,000
	2.38%	7/16/08	8/13/08	7,391,811	7,384,000
	2.38%	7/24/08	8/13/08	143,555,885	143,480,000
	2.45%	7/22/08	8/13/08	5,503,743	5,500,000
					$4,806,900,000
Collateral for open reverse repurchase agreements at July 31, 2008 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

Credit Suisse First Boston	Ginnie Mae	5.50%	6/15/29	$211,581	$211,289
	Ginnie Mae	5.50%	8/15/35	432,655	430,244
	Ginnie Mae	5.50%	9/15/35	337,263	335,384
	Ginnie Mae	5.50%	10/15/35	12,819,415	12,749,434
	Ginnie Mae	5.50%	3/15/36	3,748,828	3,725,593
	Ginnie Mae	5.50%	2/15/37	564,877	561,023
	Ginnie Mae	6.00%	12/15/34	913,122	926,296
	Ginnie Mae	6.00%	5/15/35	982,690	996,253
	Ginnie Mae	6.00%	11/15/35	957,812	971,031
	Ginnie Mae	6.00%	4/15/36	5,502,112	5,574,545
	Ginnie Mae	6.00%	6/15/36	3,267,338	3,310,351
	Ginnie Mae	6.00%	7/15/36	237,997,113	241,130,245
	Ginnie Mae	6.00%	8/15/36	25,725,511	26,062,039
	Ginnie Mae	6.00%	9/15/36	5,364,045	5,434,660
	Ginnie Mae	6.00%	10/15/36	25,054,458	25,382,372
	Ginnie Mae	6.00%	11/15/36	181,917,098	184,299,342
	Ginnie Mae	6.00%	12/15/36	1,641,298	1,662,905

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

	Ginnie Mae	6.00%	1/15/37	$2,483,990	$2,515,945
	Ginnie Mae	6.00%	2/15/37	3,605,768	3,652,155
	Ginnie Mae	6.00%	3/15/37	1,000,000	1,012,864
	Ginnie Mae	6.00%	4/15/37	63,121,839	63,934,286
	Ginnie Mae	6.00%	5/15/37	168,818,826	170,988,815
	Ginnie Mae	6.00%	6/15/37	37,684,090	38,168,393
	Ginnie Mae	6.00%	7/15/37	28,719,296	29,088,757
	Ginnie Mae	6.00%	8/15/37	17,248,953	17,470,852
	Ginnie Mae	6.00%	9/15/37	24,580,284	24,895,604
	Ginnie Mae	6.00%	10/15/37	91,977,099	93,153,740
	Ginnie Mae	6.00%	11/15/37	316,933,833	320,996,655
	Ginnie Mae	6.00%	12/15/37	243,269,600	246,399,020
	Ginnie Mae	6.00%	1/15/38	90,923,406	92,093,099
	Ginnie Mae	6.00%	2/15/38	18,067,390	18,299,821
	Ginnie Mae	6.00%	3/15/38	27,651,826	28,007,554
	Ginnie Mae	6.00%	4/15/38	71,181,792	72,097,516
	Ginnie Mae	6.00%	5/15/38	1,331,095	1,348,219
	Ginnie Mae	6.00%	6/15/38	20,089,943	20,344,627
	Ginnie Mae	6.00%	7/15/38	53,197,616	53,881,983
Deutsche Bank	Fannie Mae	4.50%	7/1/21	688,825	661,353
	Fannie Mae	4.753%	4/1/35	769,323	775,924
	Fannie Mae	5.00%	11/1/20	800,534	790,887
	Fannie Mae	5.00%	2/1/21	317,304	312,389
	Fannie Mae	5.00%	3/1/21	370,079	364,347
	Fannie Mae	5.00%	5/1/21	975,987	960,870
	Fannie Mae	5.00%	6/1/21	543,114	534,703
	Fannie Mae	5.50%	2/1/21	1,779,739	1,788,881
	Fannie Mae	5.50%	3/1/21	1,378,220	1,385,299
	Fannie Mae	5.50%	4/1/21	2,875,067	2,889,835
	Fannie Mae	5.50%	5/1/21	4,266,675	4,288,591
	Fannie Mae	5.50%	6/1/21	3,732,733	3,751,906
	Fannie Mae	5.50%	8/1/21	702,963	706,574
	Fannie Mae	5.50%	11/1/21	767,445	771,387
	Fannie Mae	5.50%	1/1/22	727,368	731,105
	Fannie Mae	5.50%	5/1/22	1,628,460	1,636,825
	Fannie Mae	5.50%	6/1/33	672,969	662,657
	Fannie Mae	5.50%	2/1/36	750,543	735,995
	Fannie Mae	5.50%	3/1/36	1,424,009	1,397,265
	Fannie Mae	5.50%	4/1/36	1,092,554	1,071,375
	Fannie Mae	5.50%	7/1/36	261,833	256,758
	Fannie Mae	5.50%	8/1/36	1,004,643	985,167
	Fannie Mae	5.50%	10/1/36	328,659	322,287
	Fannie Mae	5.50%	12/1/36	1,593,469	1,562,579
	Fannie Mae	5.50%	1/1/37	2,434,958	2,387,755
	Fannie Mae	5.50%	2/1/37	2,131,825	2,089,307
	Fannie Mae	5.50%	3/1/37	2,904,202	2,846,128
	Fannie Mae	5.50%	4/1/37	740,711	725,732
	Fannie Mae	5.50%	5/1/37	1,479,283	1,449,368
	Fannie Mae	5.50%	6/1/37	700,265	686,104
	Fannie Mae	5.50%	7/1/37	647,920	634,817
	Fannie Mae	5.50%	8/1/37	676,937	663,247
	Fannie Mae	5.50%	12/1/37	1,629,007	1,596,063
	Fannie Mae	5.50%	1/1/38	853,688	836,424
	Fannie Mae	5.50%	3/1/38	646,419	633,281
	Fannie Mae	5.50%	5/1/38	1,596,523	1,564,078
	Fannie Mae	6.00%	1/1/35	753,404	759,855

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

	Fannie Mae	6.00%	11/1/35	$1,409,979	$1,420,290
	Fannie Mae	6.00%	12/1/35	782,668	788,391
	Fannie Mae	6.00%	1/1/36	1,159,162	1,167,221
	Fannie Mae	6.00%	4/1/36	332,351	334,418
	Fannie Mae	6.00%	6/1/36	726,142	730,658
	Fannie Mae	6.00%	7/1/36	616,088	619,919
	Fannie Mae	6.00%	8/1/36	4,224,763	4,251,034
	Fannie Mae	6.00%	9/1/36	3,542,316	3,565,165
	Fannie Mae	6.00%	10/1/36	278,075	279,804
	Fannie Mae	6.00%	12/1/36	809,721	814,757
	Fannie Mae	6.00%	2/1/37	797,894	802,562
	Fannie Mae	6.00%	5/1/37	681,341	685,578
	Fannie Mae	6.00%	11/1/37	691,340	695,385
	Fannie Mae	6.50%	3/1/36	799,334	822,023
	Fannie Mae	6.50%	8/1/36	1,279,150	1,315,458
	Fannie Mae	6.50%	9/1/36	974,211	1,001,865
	Fannie Mae	6.50%	1/1/37	768,169	789,811
	Fannie Mae	6.50%	9/1/37	709,924	729,925
	Fannie Mae	6.50%	11/1/37	746,978	768,023
	Fannie Mae	7.172%	9/1/35	664,467	680,904
	Fannie Mae	11.00%	7/15/20	215,242	248,460
	Freddie Mac	2.917%	9/15/16	654,881	650,059
	Freddie Mac	5.00%	9/1/35	704,438	671,535
	Freddie Mac	5.13%	10/1/32	654,533	659,776
	Freddie Mac	5.50%	6/1/35	823,288	808,614
	Freddie Mac	5.50%	3/1/38	850,000	831,928
	Freddie Mac	5.50%	4/1/38	673,140	658,829
	Ginnie Mae	5.50%	11/15/35	785,565	781,187
	Ginnie Mae	5.50%	2/15/36	1,565,028	1,555,328
	Ginnie Mae	5.50%	3/15/36	647,694	643,680
	Ginnie Mae	6.00%	5/15/36	706,580	715,856
	Ginnie Mae	6.00%	7/15/36	630,401	638,700
	Ginnie Mae	6.00%	8/15/36	657,727	666,188
	Ginnie Mae	6.00%	7/15/37	700,782	709,797
	Ginnie Mae	6.00%	8/15/37	629,314	637,410
	Ginnie Mae	6.00%	9/15/37	657,800	666,263
	Ginnie Mae	6.00%	10/15/37	703,131	712,176
	Ginnie Mae	6.00%	11/15/37	2,345,798	2,375,976
	Ginnie Mae	6.00%	12/15/37	2,323,466	2,353,356
	Ginnie Mae	6.00%	1/15/38	655,793	664,229
	Ginnie Mae	6.00%	4/15/38	724,301	733,619
Lehman Brothers	Fannie Mae	4.00%	11/25/19	3,653,488	3,384,997
	Fannie Mae	4.074%	5/1/34	437,694	440,264
	Fannie Mae	4.251%	1/1/34	4,154,937	4,198,124
	Fannie Mae	4.449%	10/1/34	586,465	590,848
	Fannie Mae	4.50%	7/1/21	1,048,703	1,006,878
	Fannie Mae	4.50%	4/1/22	6,776,352	6,502,534
	Fannie Mae	4.50%	5/1/22	27,428,073	26,334,164
	Fannie Mae	4.50%	7/1/22	2,509,596	2,408,188
	Fannie Mae	4.50%	1/25/25	16,171,597	16,215,816
	Fannie Mae	4.50%	11/25/26	8,500,000	7,623,662
	Fannie Mae	4.522%	12/1/34	496,969	502,477
	Fannie Mae	4.871%	1/1/33	370,353	379,031
	Fannie Mae	4.89%	11/1/35	4,240,753	4,251,671
	Fannie Mae	4.966%	2/1/33	899,725	926,108
	Fannie Mae	5.00%	9/25/14	1,849,908	1,871,879
	Fannie Mae	5.00%	1/1/19	1,972,512	1,959,221
	Fannie Mae	5.00%	6/1/19	9,030,756	8,952,971
	Fannie Mae	5.00%	7/1/19	2,437,777	2,416,780
	Fannie Mae	5.00%	8/1/19	5,556,868	5,509,006

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

	Fannie Mae	5.00%	9/1/19	$6,607,456	$6,555,853
	Fannie Mae	5.00%	10/1/19	1,281,570	1,270,531
	Fannie Mae	5.00%	12/1/19	1,442,551	1,430,126
	Fannie Mae	5.00%	4/1/20	567,129	560,294
	Fannie Mae	5.00%	10/1/20	1,721,771	1,701,023
	Fannie Mae	5.00%	11/1/20	490,086	484,180
	Fannie Mae	5.00%	1/1/21	2,815,896	2,778,004
	Fannie Mae	5.00%	2/1/21	3,560,950	3,518,037
	Fannie Mae	5.00%	10/1/21	1,309,881	1,289,593
	Fannie Mae	5.00%	6/1/35	61,137,610	58,320,185
	Fannie Mae	5.00%	9/1/35	474,997	453,108
	Fannie Mae	5.00%	10/1/35	373,590,061	356,373,787
	Fannie Mae	5.00%	2/1/36	136,063,202	129,792,956
	Fannie Mae	5.00%	9/1/36	190,378,746	181,605,460
	Fannie Mae	5.00%	11/1/36	1,271,290	1,210,321
	Fannie Mae	5.00%	4/1/37	996,940	947,670
	Fannie Mae	5.095%	5/1/33	385,716	390,684
	Fannie Mae	5.259%	1/1/20	1,752,066	1,760,238
	Fannie Mae	5.276%	1/1/22	899,932	905,066
	Fannie Mae	5.50%	1/1/21	4,760,079	4,794,942
	Fannie Mae	5.50%	2/1/21	1,532,594	1,540,467
	Fannie Mae	5.50%	3/1/21	2,858,247	2,872,929
	Fannie Mae	5.50%	5/1/21	842,056	846,381
	Fannie Mae	5.50%	7/1/21	1,567,121	1,575,171
	Fannie Mae	5.50%	7/1/21	1,994,162	2,004,405
	Fannie Mae	5.50%	8/1/21	4,453,541	4,476,418
	Fannie Mae	5.50%	10/1/21	5,357,109	5,384,626
	Fannie Mae	5.50%	11/1/21	11,056,917	11,113,713
	Fannie Mae	5.50%	1/1/22	15,260,511	15,338,900
	Fannie Mae	5.50%	2/1/22	3,343,920	3,361,097
	Fannie Mae	5.50%	3/1/22	24,405,908	24,518,461
	Fannie Mae	5.50%	5/1/22	15,927,983	16,001,943
	Fannie Mae	5.50%	2/25/24	1,248,012	1,272,547
	Fannie Mae	5.50%	10/1/32	908,362	895,295
	Fannie Mae	5.50%	11/1/32	834,397	822,394
	Fannie Mae	5.50%	1/1/33	2,540,646	2,504,097
	Fannie Mae	5.50%	2/1/33	2,212,002	2,180,182
	Fannie Mae	5.50%	3/1/33	341,888	336,970
	Fannie Mae	5.50%	4/1/33	4,689,962	4,618,098
	Fannie Mae	5.50%	5/1/33	1,308,934	1,288,877
	Fannie Mae	5.50%	6/1/33	16,106,897	15,860,092
	Fannie Mae	5.50%	7/1/33	14,827,532	14,600,331
	Fannie Mae	5.50%	8/1/33	465,316	458,186
	Fannie Mae	5.50%	9/1/33	2,879,923	2,835,794
	Fannie Mae	5.50%	12/1/33	3,620,092	3,564,622
	Fannie Mae	5.50%	1/1/34	6,630,328	6,528,732
	Fannie Mae	5.50%	3/1/34	355,353	349,908
	Fannie Mae	5.50%	5/1/34	901,268	886,049
	Fannie Mae	5.50%	1/1/35	114,498	112,564
	Fannie Mae	5.50%	2/1/36	1,665,321	1,633,038
	Fannie Mae	5.50%	3/1/36	11,232,178	11,014,438
	Fannie Mae	5.50%	4/1/36	8,263,345	8,113,488
	Fannie Mae	5.50%	6/1/36	3,476,788	3,409,389
	Fannie Mae	5.50%	8/1/36	939,512	921,299
	Fannie Mae	5.50%	9/1/36	30,611,962	30,095,066
	Fannie Mae	5.50%	10/1/36	1,937,739	1,900,175
	Fannie Mae	5.50%	11/1/36	22,824,882	22,382,412
	Fannie Mae	5.50%	12/1/36	18,734,399	18,371,225
	Fannie Mae	5.50%	1/1/37	12,636,899	12,390,465
	Fannie Mae	5.50%	2/1/37	54,689,834	53,606,278

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

	Fannie Mae	5.50%	3/1/37	$78,922,474	$77,327,947
	Fannie Mae	5.50%	4/1/37	33,850,378	33,166,597
	Fannie Mae	5.50%	5/1/37	35,170,057	34,458,818
	Fannie Mae	5.50%	6/1/37	33,632,130	32,951,989
	Fannie Mae	5.50%	7/1/37	23,331,105	22,859,283
	Fannie Mae	5.50%	8/1/37	4,777,323	4,680,711
	Fannie Mae	5.50%	9/1/37	2,000,000	1,959,554
	Fannie Mae	5.50%	11/1/37	8,185,983	8,020,438
	Fannie Mae	5.50%	1/1/38	15,199,278	14,891,905
	Fannie Mae	5.50%	2/1/38	89,888,649	88,139,220
	Fannie Mae	5.50%	3/1/38	16,480,777	16,145,841
	Fannie Mae	5.50%	4/1/38	10,970,100	10,747,155
	Fannie Mae	5.50%	5/1/38	34,609,107	33,905,750
	Fannie Mae	5.50%	6/1/38	74,772,142	73,252,653
	Fannie Mae	5.584%	5/1/28	888,158	901,536
	Fannie Mae	6.00%	6/1/23	222,922	226,840
	Fannie Mae	6.00%	10/1/26	6,680,126	6,772,122
	Fannie Mae	6.00%	12/1/26	20,772,239	21,058,308
	Fannie Mae	6.00%	3/1/27	9,832,745	9,961,805
	Fannie Mae	6.00%	5/1/27	6,951,582	7,042,826
	Fannie Mae	6.00%	6/1/27	8,152,235	8,259,237
	Fannie Mae	6.00%	7/1/27	13,296,680	13,471,206
	Fannie Mae	6.00%	8/1/27	5,073,976	5,140,574
	Fannie Mae	6.00%	9/1/27	4,085,849	4,139,478
	Fannie Mae	6.00%	10/1/27	1,465,826	1,485,066
	Fannie Mae	6.00%	12/1/31	442,213	448,487
	Fannie Mae	6.00%	10/1/34	1,011,402	1,020,062
	Fannie Mae	6.00%	7/1/35	2,249,708	2,266,159
	Fannie Mae	6.00%	8/1/35	13,830,799	13,931,937
	Fannie Mae	6.00%	10/1/35	916,149	922,849
	Fannie Mae	6.00%	11/1/35	6,328,365	6,374,641
	Fannie Mae	6.00%	12/1/35	6,221,708	6,267,204
	Fannie Mae	6.00%	1/1/36	1,058,450	1,066,190
	Fannie Mae	6.00%	7/1/36	4,732,612	4,762,044
	Fannie Mae	6.00%	8/1/36	15,419,335	15,515,224
	Fannie Mae	6.00%	9/1/36	23,090,310	23,223,673
	Fannie Mae	6.00%	10/1/36	34,480,465	34,694,892
	Fannie Mae	6.00%	12/1/36	67,757,646	68,179,013
	Fannie Mae	6.00%	1/1/37	5,524,004	5,558,356
	Fannie Mae	6.00%	2/1/37	56,732,765	57,085,572
	Fannie Mae	6.00%	3/1/37	20,916,881	21,046,625
	Fannie Mae	6.00%	5/1/37	8,134,088	8,184,240
	Fannie Mae	6.00%	7/1/37	1,677,821	1,692,187
	Fannie Mae	6.00%	9/1/37	902,143	907,421
	Fannie Mae	6.00%	1/1/38	8,172,583	8,220,393
	Fannie Mae	6.00%	2/1/38	2,615,499	2,630,539
	Fannie Mae	6.00%	3/1/38	2,309,194	2,322,471
	Fannie Mae	6.50%	7/1/34	1,216,562	1,257,711
	Fannie Mae	6.50%	12/1/34	3,370,471	3,476,676
	Fannie Mae	6.50%	6/1/35	3,688,041	3,804,253
	Fannie Mae	6.50%	4/1/36	3,945,408	4,057,400
	Fannie Mae	6.50%	7/1/36	929,958	956,355
	Fannie Mae	6.50%	11/1/36	5,246,317	5,395,236
	Fannie Mae	6.50%	12/1/36	2,046,729	2,104,827
	Fannie Mae	6.50%	1/1/37	5,479,295	5,634,827
	Fannie Mae	6.50%	7/1/37	5,225,680	5,372,902
	Fannie Mae	6.50%	9/1/37	8,086,402	8,314,219
	Fannie Mae	6.50%	10/1/37	3,656,009	3,759,009
	Fannie Mae	6.50%	11/1/37	855,092	879,183
	Fannie Mae	6.50%	1/1/38	2,048,590	2,106,305

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

	Fannie Mae	6.50%	3/1/38	$6,410,828	$6,590,798
	Fannie Mae	6.541%	9/1/32	552,826	559,985
	Fannie Mae	6.561%	1/1/33	983,876	986,083
	Fannie Mae	6.601%	12/1/32	404,418	410,720
	Fannie Mae	11.00%	7/15/20	98,165	113,315
	Freddie Mac	2.867%	8/15/32	7,859,615	7,783,707
	Freddie Mac	3.537%	5/1/34	1,072,443	1,075,322
	Freddie Mac	4.943%	6/1/35	11,144,635	11,205,732
	Freddie Mac	5.00%	1/15/25	37,000,000	35,186,512
	Freddie Mac	5.00%	2/15/25	12,000,000	11,475,619
	Freddie Mac	5.50%	1/1/35	364,204	357,713
	Freddie Mac	5.50%	7/1/36	1,728,420	1,692,753
	Freddie Mac	5.50%	7/1/37	16,080,746	15,738,862
	Freddie Mac	5.50%	1/1/38	12,998,707	12,722,349
	Freddie Mac	5.50%	3/1/38	3,999,999	3,914,958
	Freddie Mac	5.50%	5/1/38	4,999,501	4,893,210
	Freddie Mac	5.50%	6/1/38	3,999,601	3,914,568
	Freddie Mac	5.50%	7/1/38	54,375,067	53,219,031
	Freddie Mac	5.50%	8/1/38	2,000,000	1,957,479
	Freddie Mac	6.00%	4/1/17	1,101,363	1,124,633
	Freddie Mac	6.00%	10/1/26	60,169,726	61,046,697
	Freddie Mac	6.00%	11/1/26	57,015,824	57,846,826
	Freddie Mac	6.00%	1/1/27	94,466,206	95,843,046
	Freddie Mac	6.00%	2/1/27	16,571,181	16,798,777
	Freddie Mac	6.00%	5/1/27	43,826,876	44,428,813
	Freddie Mac	6.00%	6/1/27	38,741,155	39,273,242
	Freddie Mac	6.00%	7/1/27	63,759,433	64,635,133
	Freddie Mac	6.00%	8/1/27	44,859,374	45,475,491
	Freddie Mac	6.00%	9/1/27	16,672,272	16,901,256
	Freddie Mac	6.00%	10/1/27	12,750,736	12,925,860
	Freddie Mac	6.00%	12/15/28	3,007,623	3,049,756
	Freddie Mac	6.00%	10/1/37	9,999,005	10,062,748
	Freddie Mac	6.00%	1/1/38	33,996,623	34,213,351
	Freddie Mac	6.00%	7/1/38	450,049	452,919
	Ginnie Mae	3.00%	10/20/27	1,432,543	1,434,591
	Ginnie Mae	5.50%	1/15/34	1,535,800	1,528,201
	Ginnie Mae	5.50%	3/15/34	1,093,078	1,087,670
	Ginnie Mae	5.50%	9/15/35	5,529,876	5,499,058
	Ginnie Mae	5.50%	10/15/35	1,207,567	1,200,837
	Ginnie Mae	5.50%	11/15/35	1,132,909	1,126,596
	Ginnie Mae	5.50%	12/15/35	863,433	858,621
	Ginnie Mae	5.50%	1/15/36	1,518,603	1,509,191
	Ginnie Mae	5.50%	3/15/36	972,128	966,102
	Ginnie Mae	5.50%	4/15/36	883,201	877,727
	Ginnie Mae	5.625%	8/20/23	1,509,485	1,525,390
	Ginnie Mae	6.00%	7/20/32	52,578,937	53,649,077
	Ginnie Mae	6.00%	3/15/36	1,918,597	1,943,854
	Ginnie Mae	6.00%	4/15/36	6,208,136	6,289,864
	Ginnie Mae	6.00%	5/15/36	891,560	903,297
	Ginnie Mae	6.00%	7/15/36	1,952,480	1,978,184
	Ginnie Mae	6.00%	8/15/36	5,728,282	5,803,693
	Ginnie Mae	6.00%	9/15/36	1,869,042	1,893,647
	Ginnie Mae	6.00%	11/15/36	1,035,408	1,049,039
	Ginnie Mae	6.00%	1/15/37	943,779	955,920
	Ginnie Mae	6.00%	2/15/37	2,725,935	2,761,003
	Ginnie Mae	6.00%	3/15/37	1,914,350	1,938,977
	Ginnie Mae	6.00%	4/15/37	4,526,840	4,585,076
	Ginnie Mae	6.00%	5/15/37	7,793,716	7,893,980
	Ginnie Mae	6.00%	6/15/37	18,019,088	18,250,818

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

	Ginnie Mae	6.00%	7/15/37	$13,759,428	$13,936,437
	Ginnie Mae	6.00%	8/15/37	9,424,681	9,545,924
	Ginnie Mae	6.00%	9/15/37	93,843,701	95,044,333
	Ginnie Mae	6.00%	10/15/37	9,670,559	9,794,966
	Ginnie Mae	6.00%	11/15/37	25,682,926	26,013,327
	Ginnie Mae	6.00%	12/15/37	88,574,694	89,713,928
	Ginnie Mae	6.00%	1/15/38	53,102,891	53,785,895
	Ginnie Mae	6.00%	2/15/38	7,221,256	7,314,155
	Ginnie Mae	6.00%	3/15/38	1,332,186	1,349,324
	Ginnie Mae	6.00%	4/15/38	3,601,243	3,647,572

					$5,042,518,864

(7) Short sales outstanding at July 31, 2008:

	Coupon	Maturity	Par	Proceeds	Value

Fannie Mae	5.00%	3/1/23	$672,097	$676,075	$660,848
Fannie Mae	6.00%	TBA	759,000,000	761,220,039	762,439,029
Fannie Mae	6.50%	TBA	275,000,000	280,585,938	282,347,725
Freddie Mac	5.00%	TBA	4,300,000	4,086,344	4,080,296
Ginnie Mae	6.00%	TBA	1,000,000	1,009,062	1,010,781

					$1,050,538,679

Fixed Income SHares — Series R Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

U.S. TREASURY BONDS & NOTES—111.7%
	U.S. Treasury Inflation Indexed Bonds & Notes (f),
$25,792	0.875%, 4/15/10		$25,937,232
2,059	1.625%, 1/15/15 (d)		2,095,761
23,784	1.75%, 1/15/28 (d)		22,282,277
5,660	1.875%, 7/15/13		5,879,397
13,707	1.875%, 7/15/15 (d)		14,151,225
345	2.00%, 7/15/14		359,684
20,296	2.00%, 1/15/26		19,924,918
19,406	2.375%, 4/15/11 (d)		20,215,724
10,582	2.375%, 1/15/17 (d)		11,255,926
20,520	2.375%, 1/15/25 (d)		21,408,663
1,045	2.625%, 7/15/17		1,135,170
1,230	3.375%, 1/15/12 (d)		1,334,909
14,435	3.50%, 1/15/11 (d)		15,457,773
11,079	3.625%, 4/15/28 (d)		13,645,779
1,647	3.875%, 4/15/29		2,110,815
14,933	4.25%, 1/15/10 (d)		15,803,982

	Total U.S. Treasury Bonds & Notes (cost—$191,366,818)		192,999,235

U.S. GOVERNMENT AGENCY SECURITIES—46.6%
	Fannie Mae—44.5%
26	4.49%, 10/1/44, FRN, MBS	Aaa/AAA	25,829
568	5.00%, 1/1/37, MBS	Aaa/AAA	540,837
19,500	5.00%, TBA, MBS (d)	Aaa/AAA	18,515,854
188	5.50%, 2/1/37, MBS	Aaa/AAA	184,509
19,162	5.50%, 3/1/37, MBS	Aaa/AAA	18,774,526
676	5.50%, 4/1/37, MBS	Aaa/AAA	662,602
176	5.50%, 5/1/37, MBS	Aaa/AAA	172,035
450	5.50%, 11/1/37, MBS	Aaa/AAA	441,379
1,517	5.50%, 12/1/37, MBS	Aaa/AAA	1,486,470
630	5.50%, 2/1/38, MBS	Aaa/AAA	617,809
500	5.50%, 4/1/38, MBS	Aaa/AAA	489,838
2,451	5.50%, 6/1/38, MBS	Aaa/AAA	2,400,826
2,776	5.50%, 7/1/38, MBS	Aaa/AAA	2,719,175
44	6.00%, 8/1/36, MBS	Aaa/AAA	44,780
468	6.00%, 9/1/36, MBS	Aaa/AAA	470,681
11,022	6.00%, 12/1/36, MBS	Aaa/AAA	11,090,113
7,208	6.00%, 3/1/37, MBS	Aaa/AAA	7,249,695
362	6.00%, 6/1/37, MBS	Aaa/AAA	364,656
4,079	6.00%, 10/1/37, MBS	Aaa/AAA	4,103,288
2,000	6.00%, 5/1/38, MBS	Aaa/AAA	2,011,230
4,600	6.00%, TBA, MBS (d)	Aaa/AAA	4,620,843

			76,986,975

	Freddie Mac—1.4%
911	2.688%, 2/15/19, CMO, FRN	Aaa/AAA	891,325
100	5.00%, 5/1/38, MBS	Aaa/AAA	94,985
731	6.697%, 9/1/36, FRN, MBS	Aaa/AAA	746,025
652	6.74%, 7/1/36, FRN, MBS	Aaa/AAA	665,586

			2,397,921

Fixed Income SHares — Series R Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Ginnie Mae—0.7%
$7	6.00%, 8/15/31, MBS	Aaa/AAA	$7,395
580	6.00%, 9/15/34, MBS	Aaa/AAA	588,184
619	6.00%, 4/15/37, MBS	Aaa/AAA	626,710

			1,222,289

	Total U.S. Government Agency Securities (cost—$80,501,812)		80,607,185

CORPORATE BONDS & NOTES—16.7%
Banking—7.6%
	American Express Bank FSB,
400	5.50%, 4/16/13	Aa3/A+	388,203
300	6.00%, 9/13/17	Aa3/A+	278,837
200	American Express Centurion Bank, 6.00%, 9/13/17	Aa3/A+	186,527
3,500	Bank of America Corp., 5.65%, 5/1/18	Aa2/AA	3,282,625
1,200	Bank of America NA, 3.403%, 5/12/10, FRN	Aaa/AA+	1,195,469
	Barclays Bank PLC,
800	5.45%, 9/12/12	Aa1/AA	803,905
100	7.434%, 12/15/17, FRN (a)(b)(c)(e)	Aa3/A+	86,435
900	7.70%, 4/25/18, FRN (a)(b)(c)(e)	Aa2/A+	871,636
3,600	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/AA-	3,507,987
700	National Australia Bank Ltd., 5.35%, 6/12/13 (a)(b)(c)	AA/AA	701,015
€100	Royal Bank of Scotland Group PLC, 7.092%, 9/29/17, FRN (e)	Aa3/A	132,372
$1,400	UBS AG, 5.75%, 4/25/18	Aa1/AA-	1,337,612
300	Wachovia Bank N.A., 2.752%, 12/2/10, FRN	Aa1/AA	285,868

			13,058,491

Chemicals—0.6%
1,000	RPM International, Inc., 6.50%, 2/15/18	Baa3/BBB-	988,473

Financial Services—6.6%
500	Allstate Life Global Funding Trusts, 5.375%, 4/30/13	Aa2/AA	501,409
	American Express Co.,
580	7.00%, 3/19/18	A1/A+	579,417
170	8.15%, 3/19/38	A1/A+	176,935
300	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Aa2/AA-	309,833
100	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (a)(b)(c)(e)	NR/BBB-	91,323
1200	Citigroup, Inc., 8.40%, 4/30/18, FRN (e)	A2/A	1,028,988
600	Citigroup Funding, Inc., 2.831%, 12/28/09, FRN	Aa3/AA-	586,690
800	Ford Motor Credit Co. LLC, 7.875%, 6/15/10	B1/B	681,910
700	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	B2/B	463,051
	Goldman Sachs Group, Inc.,
500	6.15%, 4/1/18	Aa3/AA-	483,892
700	6.75%, 10/1/37	A1/A+	623,451
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14 (i)	A1/A+	92,371
350	Longpoint Re Ltd., 8.064%, 11/8/11, FRN (a)(b)(c)	NR/BB+	349,930
400	Merna Reinsurance Ltd., 3.451%, 6/30/12, FRN (a)(b)(c)	Aa2/NR	377,280
2,100	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A1/A+	1,974,636
300	Morgan Stanley, 6.625%, 4/1/18	Aa3/AA-	278,943
600	Rockies Express Pipeline LLC, 5.10%, 8/20/09, FRN (a)(b)(c)	Baa2/BBB	600,547
2,000	Wachovia Corp., 5.50%, 5/1/13	Aa3/AA-	1,850,720
400	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (e)	Aa3/AA-	379,841

			11,431,167

Fixed Income SHares — Series R Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Insurance—0.9%
$600	American International Group, Inc., 8.175%, 5/15/68, FRN (a)(b)(c)	A1/A	$540,551
300	Metropolitan Life Global Funding I, 5.125%, 4/10/13 (a)(b)(c)	Aa2/AA	296,477
300	New York Life Global Funding, 4.65%, 5/9/13 (a)(b)(c)	Aaa/AAA	298,028
200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(b)(c)	Aa3/AA	198,879
300	Residential Reinsurance Ltd., 9.932%, 6/7/10, FRN (a)(b)(c)	NR/BB	300,190

			1,634,125

Oil & Gas—0.1%
200	Gaz Capital S.A., 8.146%, 4/11/18 (a)(b)(c)	A3/BBB	203,500

Paper/Paper Products—0.3%
500	Weyerhaeuser Co., 3.802%, 9/24/09, FRN	Baa2/BBB	494,772

Retail—0.1%
200	Wal-Mart Stores, Inc., 5.80%, 2/15/18	Aa2/AA	207,658

Software—0.4%
600	Oracle Corp., 5.75%, 4/15/18	A2/A	601,483

Utilities—0.1%
200	Public Service Electric & Gas Co., 5.30%, 5/1/18	A3/A-	196,009

	Total Corporate Bonds & Notes (cost—$30,201,003)		28,815,678

SOVEREIGN DEBT OBLIGATIONS (f)—2.8%
Italy—0.1%
€102	Republic of Italy, 2.35%, 9/15/19	Aa2/A+	156,141

Japan—2.7%
	Japanese Government CPI Linked Bond,
¥415,740	0.80%, 12/10/15	A1/AA	3,790,067
¥61,020	1.20%, 6/10/17	A1/NR	564,453
¥30,420	1.20%, 12/10/17 (d)	NR/NR	280,726

			4,635,246

	Total Sovereign Debt Obligations (cost—$4,564,898)		4,791,387

MORTGAGE-BACKED SECURITIES—2.5%
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
$377	4.125%, 3/25/35	Aaa/AAA	360,862
79	4.45%, 8/25/35	Aaa/AAA	77,308
134	4.55%, 8/25/35	Aaa/AAA	127,368
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
146	4.248%, 8/25/35	Aaa/AAA	137,788
89	4.748%, 8/25/35	Aaa/AAA	84,719
53	Countrywide Home Loan Mortgage Pass-Through Trust,
	2.801%, 6/25/35, CMO, FRN (a)(b)(c)	Aaa/AAA	46,727
274	GSR Mortgage Loan Trust, 4.54%, 9/25/35, CMO, FRN	NR/AAA	247,758
3,100	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	2,826,407
32	Lehman XS Trust, 2.541%, 7/25/46, CMO, FRN	Aaa/AAA	31,417
610	Residential Accredit Loans, Inc., 2.641%, 6/25/46, CMO, FRN	Aaa/AAA	381,094

	Total Mortgage-Backed Securities (cost—$4,535,981)		4,321,448

Fixed Income SHares — Series R Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS—1.0%
California—0.3%
$600	State, GO, 5.00%, 11/1/37	A1/A+	$582,018

New York—0.1%
100	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 4.75%, 6/15/38, Ser. D	Aa2/AA+	97,044

Washington—0.6%
1,000	Pierce Cnty. School Dist. No. 10, GO, 5.00%, 12/1/23, Ser. A (FSA)	Aaa/AAA	1,035,880

West Virginia—0.0%
100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	89,331

	Total Municipal Bonds (cost—$1,768,383)		1,804,273

ASSET-BACKED SECURITIES—0.5%
546	Bear Stearns Asset Backed Securities Trust, 3.461%, 10/25/37, FRN	Aaa/AAA	420,358
400	Massachusetts Educational Financing Auth., 2.864%, 4/25/38, FRN	Aaa/AAA	400,000

	Total Asset-Backed Securities (cost—$945,780)		820,358

Shares

CONVERTIBLE PREFERRED STOCK—0.1%
Banking—0.1%
200	Wachovia Corp., 7.50%, 12/31/49 (cost—$200,000)	A2/A	174,045

Principal
Amount
(000)

SHORT-TERM INVESTMENTS—12.8%
Commercial Paper (a)(b)(c)—8.6%
$2,500	Australia & New Zealand Banking Group, 2.73%, 9/15/08	NR/NR	2,491,469
4,500	Danske Corp., 2.75%, 9/22/08	NR/NR	4,482,125
2,900	UniCredito Italiano Bank Ireland PLC, 2.98%, 9/23/08	NR/NR	2,887,277
5,100	Westpac Securities Ltd., 2.77%, 9/18/08	P-1/A-1+	5,081,164

	Total Commercial Paper (cost—$14,942,035)		14,942,035

U.S. Treasury Bills (g)—1.3%
2,250	1.56%-1.78%, 8/28/08-9/25/08 (cost—$2,245,473)		2,245,473

Corporate Notes—0.6%
Banking—0.5%
600	Bank of America NA, 2.638%, 2/27/09, FRN	Aaa/AA+	599,193
100	Rabobank Nederland NV, 2.811%, 1/15/09, FRN (a)(b)(c)	Aaa/AAA	99,951
200	Unicredit Luxembourg Finance S.A., 2.846%, 10/24/08, FRN (a)(b)(c)	Aa2/A+	199,901

			899,045

Financial Services—0.1%
100	General Electric Capital Corp., 2.826%, 12/12/08, FRN	Aaa/AAA	99,986

	Total Corporate Notes (cost—$1,000,000)		999,031

Fixed Income SHares — Series R Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Sovereign Debt Obligation—0.3%
United Kingdom—0.3%
£100	United Kingdom Gilt Inflation Linked, 2.50%, 5/20/09 (f) (cost—$500,698)	Aaa/AAA	$537,894

Repurchase Agreements—2.0%
$1,600	Credit Suisse First Boston, dated 7/31/08, 2.00%-2.02%, due 8/1/08, proceeds $1,600,090 collateralized by U.S. Treasury Inflation Index Note, 1.875%, due 7/15/15, valued at $1,022,352 including accrued interest and U.S. Treasury Notes, 4.75%, due 5/31/12, valued at $615,400 including accrued interest		1,600,000
1,810	State Street Bank & Trust Co., dated 7/31/08, 1.65%, due 8/1/08, proceeds $1,810,083; collateralized by Freddie Mac Discount Note, 2.58%, due 9/19/08, valued at $1,848,508 including accrued interest		1,810,000

	Total Repurchase Agreements (cost—$3,410,000)		3,410,000

	Total Short-Term Investments (cost—$22,098,206)		22,134,433

Contracts/
Notional
Amount

OPTIONS PURCHASED (h)—0.7%
	Call Options—0.7%
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$245,400,000	strike rate 3.50%, expires 2/2/09	1,152,595
	Euro versus U.S. Dollar (OTC),
600,000	strike price $1.39, expires 7/8/10	93,678
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
352	strike price $142, expires 8/22/08	6,381
	U.S. Treasury Notes 10 yr. Futures (CBOT),
99	strike price $140, expires 8/22/08	1,707
	U.S. Treasury Notes 2 yr. Futures (CBOT),
84	strike price $111, expires 8/22/08	1,416
	U.S. Treasury Notes 5 yr. Futures (CBOT),
62	strike price $124, expires 8/22/08	540

		1,256,317

	Put Options—0.0%
	Euro versus U.S. Dollar (OTC),
600,000	strike price $1.39, expires 7/8/10	19,907
	Euro Bobl (OTC),
17	strike price $115.50, expires 8/22/08	133
	Euro-Bund (OTC),
20	strike price $123, expires 8/22/08	312
90	strike price $127, expires 8/22/08	1,404
	Euro-Schatz (OTC),
45	strike price $108, expires 8/22/08	351

Fixed Income SHares — Series R Schedule of Investments
July 31, 2008 (unaudited)

Contracts/
Notional
Amount			Value*

	Put Options (continued)
	Fannie Mae (OTC),
$10,000,000	strike price $70, expires 10/7/08		$—
8,400,000	strike price $73, expires 10/7/08		—
23,000,000	strike price $85, expires 10/7/08		312
	U.S. Treasury Inflation Index Bonds (OTC),
8,500,000	strike price $95, expires 8/22/08		70
2,000,000	strike price $96, expires 8/18/08		69
10,000,000	strike price $101.50, expires 8/15/08		554
8,000,000	strike price $101.50, expires 8/18/08		744
1,000,000	strike price $103, expires 8/22/08		4
12,000,000	strike price $104, expires 8/18/08		638
9,000,000	strike price $104.50, expires 8/18/08		792
1,200,000	strike price $105, expires 8/18/08		90
9,000,000	strike price $109.50, expires 8/18/08 (c)		77
	U.S. Treasury Notes 10 yr. Futures (CBOT),
566	strike price $92, expires 8/22/08		8,090

			33,547

	Total Options Purchased (cost—$2,793,176)		1,289,864

	Total Investments before options written (cost—$338,976,057)—195.4%		337,757,906

OPTIONS WRITTEN (h)—(1.0)%
	Call Options—(1.0)%
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
2,000,000	strike rate 5.37%, expires 9/20/10		(88,841)
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
19	strike price $117, expires 8/22/08		(13,346)
27	strike price $120, expires 8/22/08		(3,473)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
78	strike price $116, expires 8/22/08		(39,036)
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
106,700,000	strike rate 4.30%, expires 2/2/09		(1,588,283)

			(1,732,979)

	Put Options—(0.0)%
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
2,000,000	strike rate 5.37%, expires 9/20/10		(50,344)
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
6	strike price $109, expires 8/22/08		(198)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
90	strike price $112, expires 8/22/08		(8,688)

			(59,230)

	Total Options Written (premiums received—$3,101,204)		(1,792,209)

	Total Investments net of options written (cost—$335,874,853)	194.4%	335,965,697
	Other liabilities in excess of other assets	(94.4)	(163,105,795)

	Net Assets	100.0%	$172,859,902

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or person acting at their discretion pursuant to the procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery bases are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity exceeded 60 days. Investment initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase of sell shares. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the “NYSE” on each day the NYSE is open for business

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $20,204,405, representing 11.69% of total net assets.

(b)	Illiquid security.

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2008.

(e)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable therafter.

(f)	Inflationary Bonds—Principal amount of security is adjusted for inflation.

(g)	All or partial amount segregated as collateral for futures contracts, options written, when-issued or delayed-delivery securities and swaps.

(h)	Non-income producing.

(i)	Issuer in default as of September 16, 2008.
Glossary:
£—British Pound
€—Euro
¥—Japanese Yen
CBOT—Chicago Board of Trade
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2008.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over the Counter
TBA—To Be Announced

Other Investments:
(1) Futures contracts outstanding at July 31, 2008:

				Unrealized
		Market Value	Expiration	Appreciation
Type	Contracts	(000)	Date	(Depreciation)

Long: Euribor Future	20	$7,422	3/16/09	$(78,849)
Euribor Future	28	10,406	6/15/09	(102,141)
Euribor Future	30	11,160	9/14/09	(98,824)
Euribor Future	30	11,160	12/14/09	(91,599)
Euro Bund 10 yr. Futures	4	702	9/29/08	3,244
Financial Future Euro—90 day	83	20,110	3/16/09	360,072
Financial Future Euro—90 day	200	48,370	6/15/09	19,276
Financial Future Euro—90 day	246	59,335	9/14/09	134,565
Financial Future Euro—90 day	255	61,302	12/14/09	(177,613)
Financial Future Euro—90 day	200	47,960	3/15/10	(82,392)
U.S. Treasury Bond Futures	20	2,310	9/19/08	(31,968)
U.S. Treasury Notes 10 yr. Futures	339	38,927	9/19/08	252,928
U.S. Treasury Notes 5 yr. Futures	11	1,225	9/30/08	3,180
United Kingdom—90 day	38	8,872	12/17/08	(51,385)
United Kingdom—90 day	4	937	3/18/09	237
United Kingdom—90 day	7	1,641	6/17/09	4,649
Short: Euribor Future	(11)	(4,076)	9/15/08	36,867
Euribor Future	(12)	(4,445)	12/15/08	39,333
Financial Future JPY—10 yr. Futures	(3)	(3,786)	9/10/08	(78,544)

				$61,036

(2) Transactions in options written for the nine months ended July 31, 2008:

	Contracts/Notional	Premiums

Options outstanding, October 31, 2007	4,000,126	$179,459
Options written	107,350,985	3,822,920
Options terminated in closing transactions	(650,891)	(901,175)

Options outstanding, July 31, 2008	110,700,220	$3,101,204

(3) Credit default swap contracts outstanding at July 31, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Portfolio	(Depreciation)

Deutsche Bank:
Dow Jones CDX	$17,200	6/20/13	(1.55)%	$(68,502)
Goldman Sachs:
Bear Stearns	100	12/20/12	(1.78)%	(3,495)
Dow Jones CDX	800	12/20/12	(0.60)%	7,681
Dow Jones CDX	2,000	12/20/12	0.60%	28,329
Dow Jones CDX	6,400	6/20/13	(1.55)%	(10,184)
GMAC	600	9/20/08	(5.05)%	1,394
GMAC	300	6/20/11	3.40%	(96,550)
GMAC	100	9/20/12	3.05%	(36,406)
GMAC	600	9/20/12	5.35%	(190,406)
Newell Rubbermaid	700	12/20/12	(0.319)%	20,307
RPM International	1,000	3/20/18	(1.50)%	(23,284)
Lehman Brothers:
Dow Jones CDX	200	12/20/12	3.33%	(14,183)
VF	1,300	12/20/12	(0.449)%	7,756
Merrill Lynch & Co.:
Dow Jones CDX	297	6/20/12	2.75%	(12,805)
Dow Jones CDX	100	12/20/12	6.69%	6,083
GMAC	100	9/20/12	(4.80)%	32,851
Morgan Stanley:
Dow Jones CDX	1,000	12/20/12	0.60%	6,579
Dow Jones CDX	400	12/20/12	6.57%	22,451
Dow Jones CDX	6,200	6/20/13	(1.55)%	(37,883)
Dow Jones CDX	4,600	12/20/17	(0.80)%	70,729
Ford Motor Credit	100	9/20/12	3.80%	(26,126)
Goldman Sachs	100	9/20/12	0.75%	(1,848)
Nordstrom	1,300	12/20/12	(0.61)%	24,674
Staples	1,300	12/20/12	(0.70)%	20,405
TJX Cos.	1,300	12/20/12	(0.46)%	2,756
Royal Bank of Scotland:
Dow Jones CDX	1,200	12/20/12	(0.60)%	17,156

				$(252,521)

(4) Interest rate swap agreements outstanding at July 31, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	(Depreciation)

Barclays Bank	€9,100	9/17/10	6-month EUR-LIBOR	5.00%	$110,566
Barclays Bank	¥10,000	12/17/17	2.00%	6-Month JPY-LIBOR	(1,683)
Barclays Bank	€2,100	9/17/18	5.00%	6-month EUR-LIBOR	(38,992)
Barclays Bank	£2,500	3/18/39	5.00%	6-Month GBP-LIBOR	(117,868)
Deutsche Bank	¥20,000	12/17/17	2.00%	6-Month JPY-LIBOR	(3,481)
			5-Year French CPI Ex-
			Tobacco Daily Reference
Goldman Sachs	€2,300	12/15/11	Index	1.976%	(78,258)
			5-Year French CPI Ex-
			Tobacco Daily Reference
Goldman Sachs	€6,600	3/30/12	Index	1.96%	(273,599)
Goldman Sachs	£4,600	9/17/13	6-Month GBP-LIBOR	5.00%	(241,244)
Goldman Sachs	€500	6/17/15	4.50%	6-month EUR-LIBOR	70,002
Goldman Sachs	£1,400	1/3/18	United Kingdom RPI	3.11%	(157,608)
Goldman Sachs	$1,000	3/5/18	U.S. CPI Urban Consumers NSA	2.97%	2,618
Lehman Brothers	4,400	12/17/23	5.00%	3-Month USD-LIBOR	(6,913)
Merrill Lynch & Co.	BRL2,000	1/2/12	BRL-CDI-Compounded	12.54%	(28,863)
Merrill Lynch & Co.	$1,100	12/17/23	5.00%	3-Month USD-LIBOR	(11,278)
Morgan Stanley	¥400,000	3/18/09	6-Month JPY-LIBOR	1.00%	5,344
Morgan Stanley	AUD3,200	12/15/09	6-Month Australian Bank Bill	7.00%	(11,890)
Morgan Stanley	BRL7,700	1/2/12	BRL-CDI-Compounded	10.115%	(333,260)
Morgan Stanley	$1,100	1/2/12	BRL-CDI-Compounded	12.54%	(17,413)
Morgan Stanley	€100	6/15/17	4.00%	6-Month EUR-LIBOR	9,540
				6-Month Australian
Morgan Stanley	AUD400	12/15/17	6.75%	Bank Bill	11,106
Morgan Stanley	$1,000	3/6/18	U.S. CPI Urban Consumers NSA	2.98%	2,523
Morgan Stanley	2,400	12/17/18	5.00%	3-Month USD-LIBOR	(12,595)
Morgan Stanley	35,700	12/17/38	5.00%	3-Month USD-LIBOR	(457,664)
Royal Bank of Scotland	¥20,000	12/17/17	2.00%	6-Month JPY-LIBOR	(3,508)
Royal Bank of Scotland	$600	12/17/23	5.00%	3-Month USD-LIBOR	3,866

					$(1,580,552)

AUD—Australian Dollar

BRL—Brazilian Real

£/GBP—British Pound

CDI—Inter-Bank Deposit Certificate

CPI—Consumer Price Index

€/EUR—Euro

¥/JPY—Japanese Yen

LIBOR — London Inter-Bank Offered Rate
The Fund received $750,000 par value in U.S. Treasury Bills as collateral for swap contracts.
(5) Forward foreign currency contracts outstanding at July 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	July 31, 2008	(Depreciation)

Purchased:
5,603,232 Brazilian Real settling 12/2/08	$3,287,668	$3,469,208	$181,540
223,000 British Pound settling 8/11/08	439,738	441,380	1,642
7,534,071 Chinese Yuan Renminbi settling 3/2/09	1,064,500	1,133,407	68,907
480,972 Malaysian Ringgit settling 8/4/08	149,000	147,715	(1,285)
3,204,482 Malaysian Ringgit settling 11/12/08	996,857	984,063	(12,794)
3,349,408 Malaysian Ringgit settling 2/12/09	1,048,000	1,028,999	(19,001)
5,007,169 Mexican Peso settling 11/19/08	471,920	490,775	18,855
77,034,160 Philippines Peso settling 8/22/08	1,886,000	1,742,024	(143,976)
43,500,000 Philippines Peso settling 11/12/08	981,334	977,975	(3,359)
1,478,562 Polish Zloty settling 5/6/09	655,159	702,275	47,116
21,707,750 Russian Ruble settling 11/19/08	877,151	923,030	45,879
3,075,747 Singapore Dollar settling 11/21/08	2,254,599	2,259,824	5,225
149,488,450 South Korean Won settling 8/4/08	157,504	147,685	(9,819)
Sold:
156,821 Brazilian Real settling 12/2/08	86,000	97,095	(11,095)
1,388,000 British Pound settling 8/11/08	2,740,450	2,747,245	(6,795)
7,534,071 Chinese Yuan Renminbi settling 3/2/09	1,077,457	1,133,407	(55,950)
174,000 Euro settling 8/26/08	275,925	271,114	4,811
461,949,000 Japanese Yen settling 9/8/08	4,291,631	4,283,566	8,065
480,972 Malaysian Ringgit settling 8/4/08	148,161	147,715	446
43,500,000 Philippines Peso settling 8/22/08	984,999	983,694	1,305
7,283,350 Russian Ruble settling 11/19/08	290,000	309,694	(19,694)
149,488,450 South Korean Won settling 8/4/08	144,291	147,685	(3,394)

			$96,629

(6) Short sales outstanding at July 31, 2008:

	Coupon	Maturity	Par	Proceeds	Value

Fannie Mae	5.50%	TBA	$8,700,000	$8,518,824	$8,513,768
Fannie Mae	6.00%	TBA	100,000	102,559	102,109
Ginnie Mae	5.50%	TBA	100,000	99,969	99,109
Ginnie Mae	6.00%	TBA	300,000	304,266	303,234
Ginnie Mae	6.50%	TBA	300,000	309,844	308,953
U.S. Treasury Bonds & Notes	0.875%	4/15/10	749,560	747,633	753,778
U.S. Treasury Bonds & Notes	1.625%	1/15/18	625,884	612,130	625,395
U.S. Treasury Bonds & Notes	2.00%	4/15/12	1,184,249	1,229,208	1,229,492
U.S. Treasury Bonds & Notes	2.50%	7/15/16	2,056,009	2,165,757	2,208,927
U.S. Treasury Bonds & Notes	2.50%	3/31/13	3,100,000	3,020,936	3,012,087
U.S. Treasury Bonds & Notes	3.125%	4/30/13	3,100,000	3,100,617	3,092,253
U.S. Treasury Bonds & Notes	3.50%	2/15/18	8,490,000	8,148,940	8,206,120
U.S. Treasury Bonds & Notes	4.125%	8/31/12	800,000	826,083	832,938
U.S. Treasury Bonds & Notes	4.25%	8/15/14	500,000	518,957	524,532
U.S. Treasury Bonds & Notes	4.375%	2/15/38	10,800,000	10,603,365	10,460,815
U.S. Treasury Bonds & Notes	4.75%	8/15/17	600,000	630,827	638,626
U.S. Treasury Bonds & Notes	4.75%	2/15/37	400,000	405,761	410,656
U.S. Treasury Bonds & Notes	4.875%	8/15/16	800,000	862,977	862,313
U.S. Treasury Bonds & Notes	5.00%	5/15/37	3,400,000	3,690,929	3,631,628

					$45,816,733

Allianz Dresdner Daily Asset Fund Schedule of Investments
 July 31, 2008 (unaudited)

Principal
Amount
(000)			Value*

TIME DEPOSITS—54.6%
$50,000	BNP Paribas, 2.16%, 8/1/08		$50,000,000
60,000	Calyon, 2.20%, 8/1/08		60,000,000
60,000	Chase Manhattan Bank, 2.125%, 8/1/08		60,000,000
60,000	Danske Bank, 2.20%, 8/1/08		60,000,000
60,000	Dexia Credit Local S.A, 2.20%, 8/1/08		60,000,000
60,341	DNB Norske Bank ASA, 2.06%, 8/1/08		60,340,952
60,000	ING Bank Grand Cayman, 2.20%, 8/1/08		60,000,000
60,000	Lloyd’s Bank PLC, 2.15%, 8/1/08		60,000,000
60,000	Nordea Bank AB, 2.15%, 8/1/08		60,000,000
60,000	Rabobank, 2.188%, 8/1/08		60,000,000
60,000	Svenska Handlesbanken, Inc., 2.188%, 8/1/08		60,000,000
60,000	Wells Fargo & Co., 2.125%, 8/1/08		60,000,000

	Total Time Deposits (cost—$710,340,952)		710,340,952

CORPORATE NOTES—22.3%
39,000	Beta Finance, Inc., 2.603%, 8/26/08, FRN (a)(b)(c)		38,999,078
41,140	General Electric Capital Corp., 2.529%, 8/22/08, FRN, Ser. A		41,141,898
35,000	HSH Nordbank AG, 2.478%, 9/19/08, FRN (a)		35,000,000
31,000	Macquarie Bank Ltd., 2.488%, 8/20/08, FRN (a)(c)		31,000,000
	Merrill Lynch & Co., Inc., FRN,
75,000	2.449%, 8/22/08		75,000,000
4,350	2.748%, 8/22/08, Ser. C		4,349,601
14,000	Northern Rock PLC, 2.531%, 8/1/08, FRN (a)(c)		14,000,000
50,000	UniCredito Italiano Bank Ireland PLC, 2.459%, 8/8/08, FRN (a)		50,000,000

	Total Corporate Notes (cost—$289,490,577)		289,490,577

COMMERCIAL PAPER—9.6%
125,000	K2 USA LLC, 2.478%, 8/20/08 (a)(b)(c) (cost—$124,998,053)		124,998,053

	Total Investments (cost—$1,124,829,582)	86.5%	1,124,829,582
	Other assets less liabilities	13.5	175,217,492

	Net Assets	100.0%	$1,300,047,074

Notes to Schedule of Investments:

*	The Fund values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Portfolio’s amortized cost procedures and applicable requirements of Rule 2a-7 under the 1940 Act. The market value of each security held by the Fund is determined at least weekly using quotations or estimates of market value for individual portfolio investments, using values obtained from yield data relating to classes of money market instruments published by reputable sources or prices provided by an independent pricing service or other information. If the Adviser concludes that the price obtained for a security is not reliable or if a market-based price is not available for a particular security, the Adviser will estimate the fair value of the security, pursuant to procedures approved by the Board of Trustees. The aggregate market value and amortized cost value of the Fund’s securities are compared to determine the variance between the valuation methods. In the event that such deviation exceeds 1/4 of 1%, the Adviser will notify the Fund’s principal officers and the Chairman of the Board of Trustees; if the deviation exceeds 3/8 of 1%, a Board of Trustees meeting will be convened. In the event that the per share net asset value based on market valuation differs from the per share net asset value based on amortized cost exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Issued by structured investment vehicles (“SIV”).

(c)	Illiquid Security. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security was valued. The Fund cannot invest more than 10% of its net assets (determined at the time of acquisition) in illiquid securities. Due to changes in market conditions during the period ended July 31, 2008, the Fund’s investments in structured investment vehicles and certain other securities were deemed to be illiquid. To the extent the Fund holds illiquid securities representing in excess of 10% of its net assets, the Fund may not purchase additional illiquid securities. At July 31, 2008, the Fund had 16.1% of its net assets invested in securities deemed to be illiquid. The Fund has and may continue to hold these investments in the expectation that the Fund’s return over time will exceed the proceeds of an immediate sale. The relative percentage of the Fund’s illiquid assets may increase as the Fund’s assets decline (see ‘‘Subsequent Event — Closure to Investment in the Fund’’ below.) Although these securities were categorized as illiquid securities under the test stated above, all these securities were still in one of the top two investment rating categories, were still performing assets and represented minimal credit risk as defined under SEC Rule 2a-4.
Glossary:

FRN —	Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on July 31, 2008.
Subsequent Event — Closure to Investment in the Fund/Fund Liquidation
The Adviser has substantially limited its use of the Fund as an investment vehicle under Dresdner Bank’s agency securities lending program, and accordingly, the Fund’s net assets are expected to decline overall as cash collateral invested in the Fund is returned to borrowers upon maturity or termination of loans secured thereby. The Fund is no longer selling shares, except for limited sales to certain existing investors. The Fund was liquidated on August 29, 2008.

Item 2. Controls and Procedures
(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares
By:	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 26, 2008

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 26, 2008

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 26, 2008